UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-08673

Dreyfus Investment Portfolios
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	6/30/13

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus
Investment Portfolios,
Core Value Portfolio

SEMIANNUAL REPORT June 30, 2013

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
18	Notes to Financial Statements
27	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Investment Portfolios,
Core Value Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios, CoreValue Portfolio, covering the six-month period from January 1, 2013, through June 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The reporting period marked the strongest first-half-of-the-year performance for U.S. stocks in 14 years. Despite heightened volatility during the second quarter stemming from signals that the Federal Reserve Board (the “Fed”) is likely to back away from its quantitative easing program later this year, equity investors generally responded positively to improved U.S. economic trends. Data from recovering labor and housing markets proved especially encouraging to investors, helping to support higher stock prices across most market sectors, investment styles, and capitalization ranges.

We continue to believe that the U.S. economy is poised for sustained growth over the next several years. Pent-up demographic demand could drive continued expansion in the housing market, and higher home equity levels may bolster consumer confidence and spending.Although the Fed’s shift to a more moderately stimulative monetary policy stance is likely to spark bouts of short-term volatility, we currently expect positive economic trends to support corporate earnings and stock prices over the longer term.As always, we urge you to discuss our observations with your financial adviser.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2013, through June 30, 2013, as provided by Brian Ferguson, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2013, Dreyfus Investment Portfolios, Core Value Portfolio’s Initial shares produced a total return of 17.79%, and its Service shares returned 17.72%.1 In comparison, the fund’s benchmark, the Russell 1000 Value Index, produced a total return of 15.90% for the same period.2

Gradually improving U.S. economic fundamentals drove stocks broadly higher despite slowing growth and economic contraction in many other parts of the world. Strong stock selections across a variety of industry groups enabled the fund to outperform its benchmark, with particularly robust gains in the energy, financial, and materials sectors.

The Fund’s Investment Approach

The fund seeks long-term growth of capital, with current income as a secondary objective. To pursue its goals, the fund normally invests at least 80% of its net assets in stocks of large-cap value companies. When choosing stocks, we use a “bottom-up” stock selection approach, focusing on individual companies, rather than a “top-down” approach that forecasts market trends. A three-step value screening process is used to select stocks based on value, sound business fundamentals, and positive business momentum.

Recovering U.S. Economy Fueled Market Gains

The year began in the wake of uncertainty surrounding automatic U.S. tax hikes and spending cuts scheduled for the start of the year, but last-minute legislation to address the tax increases quickly alleviated investors’ worries. Subsequently, investors responded positively to improved U.S. employment and housing market trends, and to aggressively accommodative monetary policies implemented by the Federal Reserve Board (the “Fed”) and central banks in Europe and Japan. As a result, by mid-May, several major market indices, including the S&P 500 Index, reached new record highs.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

In late May, remarks by Fed chairman Ben Bernanke were widely interpreted as a signal that U.S. monetary policymakers would back away from an ongoing quantitative easing program sooner than many analysts had expected. As a result, most financial markets encountered heightened volatility in anticipation of a more moderately accommodative monetary policy in the months ahead. Market turbulence in late May and June erased a portion of the market’s previous gains, and investors began to turn away from relatively conservative, dividend-paying stocks and toward those considered more economically sensitive. Indeed, investors tended to reward stocks exhibiting strong fundamentals and those offering good growth potential at a reasonable price, precisely the kinds of value characteristics on which the fund’s security selection process is focused.

Relatively Strong Gains Across a Wide Range of Sectors

The fund outperformed its benchmark in eight of 10 market sectors represented in the benchmark, reflecting an investment process that successfully avoided laggards while identifying stocks positioned for above average gains. For example, we avoided ExxonMobil, the Russell 1000 Value Index’s largest energy company, focusing instead on energy companies that have more compelling company specific growth catalysts. In addition, returns from the fund’s investment in Valero Energy benefited from a timely trading strategy that led us to sell some shares after a sharp rise in price early in 2013 and before they subsequently drifted lower.

Likewise, among financial stocks, the fund had underweight exposure to defensively positioned insurers and richly valued real estate investment trusts (REITs). Instead, we emphasized companies positioned to benefit from increasing levels of capital markets activity, such as broker TD Ameritrade Holding, asset manager Ameriprise Financial, and rating agency Moody’s. In the materials sector, the fund tilted away from mining companies with significant emerging markets exposure and toward companies with greater domestic exposure, particularly manufacturers benefiting from declining natural gas prices, such as Packaging Corp. of America and LyondellBasell Industries.

On a more negative note, the fund underperformed its benchmark in the information technology sector, where reluctance among corporations to spend capital on technology upgrades hampered enterprise services companies such as Oracle and

4

EMC. In the health care sector, several pharmaceutical developers—including Eli Lilly & Co., Merck & Co., and Pfizer—encountered product related disappointments, and they were further undermined late in the reporting period by negative investor sentiment toward defensive, higher yielding stocks.

Positioned for Continued U.S. Recovery

As of the end of the reporting period, we have found attractive investment opportunities among companies that we believe to be well positioned for continued growth in the U.S. economy. Our company-by-company selection process has led the fund to hold overweighted exposure to cyclical areas in the information technology and consumer discretionary sectors.Within those industry groups, we remain deeply committed to our value-oriented investment approach, taking profits in holdings that appreciate more rapidly than we believe is sustainable and rotating into other stocks that appear to offer better risk/reward potential. In contrast, the fund held relatively little exposure to traditionally defensive, higher yielding areas, such as the telecommunications services and utilities sectors, where we believe most stocks remain too richly valued.

July 15, 2013

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses pursuant to an agreement by The Dreyfus Corporation through February 28, 2013. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain
distributions.The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell
1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios, CoreValue Portfolio from January 1, 2013 to June 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2013

	Initial Shares	Service Shares
Expenses paid per $1,000†	$5.13	$6.48
Ending value (after expenses)	$1,177.90	$1,177.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2013

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.76	$6.01
Ending value (after expenses)	$1,020.08	$1,018.84

† Expenses are equal to the fund’s annualized expense ratio of .95% for Initial shares and 1.20% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

June 30, 2013 (Unaudited)

Common Stocks—100.1%	Shares		Value ($)
Automobiles & Components—2.4%
Delphi Automotive	3,520		178,429
General Motors	7,830	[a,b]	260,817
Johnson Controls	9,340		334,279
			773,525
Banks—5.5%
Comerica	9,850	[a]	392,326
Fifth Third Bancorp	12,920		233,206
PNC Financial Services Group	5,620		409,810
Wells Fargo & Co.	18,140		748,638
			1,783,980
Capital Goods—6.9%
Cummins	3,780		409,979
Eaton	6,890		453,431
General Electric	38,680		896,989
Honeywell International	6,210		492,701
			2,253,100
Commercial & Professional
Services—.5%
Pitney Bowes	10,680	[a]	156,782
Consumer Durables & Apparel—1.5%
Newell Rubbermaid	9,170		240,713
PVH	2,050		256,353
			497,066
Consumer Services—1.0%
Carnival	9,810		336,385
Diversified Financials—15.9%
Ameriprise Financial	5,400		436,752
Bank of America	56,570		727,490
Capital One Financial	2,840		178,380
Citigroup	18,260		875,932
Discover Financial Services	3,350		159,594
Goldman Sachs Group	3,230		488,538

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Diversified Financials (continued)
ING US	9,270		250,846
Invesco	5,370		170,766
JPMorgan Chase & Co.	21,110		1,114,397
Moody’s	2,720		165,730
Morgan Stanley	9,570		233,795
TD Ameritrade Holding	15,280		371,151
			5,173,371
Energy—12.8%
Anadarko Petroleum	4,580		393,560
Apache	2,870		240,592
Cameron International	6,090	[b]	372,464
Chevron	8,420		996,423
EOG Resources	1,280		168,550
Occidental Petroleum	17,530		1,564,202
Phillips 66	4,270		251,546
Valero Energy	5,090		176,979
			4,164,316
Exchange-Traded Funds—.2%
iShares Russell 1000 Value Index Fund	690		57,815
Food & Staples Retailing—1.3%
CVS Caremark	7,480		427,706
Food, Beverage & Tobacco—3.6%
Coca-Cola Enterprises	8,520		299,563
ConAgra Foods	13,960		487,623
Kraft Foods Group	3,020		168,727
PepsiCo	2,830		231,466
			1,187,379
Health Care Equipment &
Services—4.3%
Aetna	3,910		248,442
Baxter International	4,320		299,246
Cigna	6,220		450,888
McKesson	3,620		414,490
			1,413,066

8

Common Stocks (continued)	Shares		Value ($)
Household &
Personal Products—.5%
Avon Products	7,530		158,356
Insurance—6.8%
American International Group	9,560	[b]	427,332
Berkshire Hathaway, Cl. B	1,420	[b]	158,926
Chubb	6,260		529,909
Hartford Financial
Services Group	11,040		341,357
MetLife	9,990		457,142
Prudential Financial	4,020		293,581
			2,208,247
Materials—2.6%
International Paper	9,090		402,778
LyondellBasell Industries, Cl. A	6,460		428,040
			830,818
Media—6.7%
News Corp., Cl. A	7,590		247,434
Omnicom Group	2,630		165,348
Time Warner	9,243		534,430
Viacom, Cl. B	8,200		558,010
Walt Disney	10,640		671,916
			2,177,138
Pharmaceuticals, Biotech &
Life Sciences—8.2%
Eli Lilly & Co.	5,420		266,230
Johnson & Johnson	8,380		719,507
Merck & Co.	7,110		330,260
Pfizer	48,010		1,344,760
			2,660,757
Retailing—2.4%
Best Buy	10,850		296,531
Kohl’s	4,900		247,499
Macy’s	4,780		229,440
			773,470

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Semiconductors & Semiconductor
Equipment—4.3%
Applied Materials	21,460		319,969
Micron Technology	15,110	[b]	216,526
Texas Instruments	19,740		688,334
Xilinx	4,180		165,570
			1,390,399
Software & Services—1.5%
Google, Cl. A	185	[b]	162,868
Oracle	10,720		329,318
			492,186
Technology Hardware &
Equipment—7.0%
Cisco Systems	44,140		1,073,043
Corning	11,700		166,491
EMC	13,420		316,980
QUALCOMM	5,030		307,232
SanDisk	6,590	[b]	402,649
			2,266,395
Transportation—2.2%
Delta Air Lines	16,110		301,418
FedEx	4,340		427,837
			729,255
Utilities—2.0%
NextEra Energy	2,120		172,738
NRG Energy	17,530		468,051
			640,789
Total Common Stocks
(cost $27,559,692)			32,552,301

Other Investment—.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $25,181)	25,181	[c]	25,181

10

Investment of Cash Collateral
for Securities Loaned—.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $148,986)	148,986 [c]	148,986
Total Investments (cost $27,733,859)	100.6%	32,726,468
Liabilities, Less Cash and Receivables	(.6%)	(208,605)
Net Assets	100.0%	32,517,863

a Security, or portion thereof, on loan.At June 30, 2013, the value of the fund’s securities on loan was $634,199 and the value of the collateral held by the fund was $653,150, consisting of cash collateral of $148,986 and U.S.
Government & Agency securities valued at $504,164.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Diversified Financials	15.9	Automobiles & Components	2.4
Energy	12.8	Retailing	2.4
Pharmaceuticals,		Transportation	2.2
Biotech & Life Sciences	8.2	Utilities	2.0
Technology Hardware & Equipment	7.0	Consumer Durables & Apparel	1.5
Capital Goods	6.9	Software & Services	1.5
Insurance	6.8	Food & Staples Retailing	1.3
Media	6.7	Consumer Services	1.0
Banks	5.5	Commercial & Professional Services	.5
Health Care Equipment & Services	4.3	Household & Personal Products	.5
Semiconductors &		Money Market Investments	.5
Semiconductor Equipment	4.3	Exchange-Traded Funds	.2
Food, Beverage & Tobacco	3.6
Materials	2.6		100.6

† Based on net assets.
See notes to financial statements.

The Fund	11

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2013 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $634,199)—Note 1(b):
Unaffiliated issuers	27,559,692	32,552,301
Affiliated issuers	174,167	174,167
Dividends and securities lending income receivable		43,537
Prepaid expenses		1,047
		32,771,052
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		31,892
Liability for securities on loan—Note 1(b)		148,986
Payable for shares of Beneficial Interest redeemed		41,593
Accrued expenses		30,718
		253,189
Net Assets ($)		32,517,863
Composition of Net Assets ($):
Paid-in capital		27,734,429
Accumulated undistributed investment income—net		126,147
Accumulated net realized gain (loss) on investments		(335,322)
Accumulated net unrealized appreciation
(depreciation) on investments		4,992,609
Net Assets ($)		32,517,863

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	18,533,500	13,984,363
Shares Outstanding	1,116,314	837,642
Net Asset Value Per Share ($)	16.60	16.69

See notes to financial statements.

12

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2013 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $812 foreign taxes withheld at source):
Unaffiliated issuers	293,446
Affiliated issuers	32
Income from securities lending—Note 1(b)	899
Total Income	294,377
Expenses:
Management fee—Note 3(a)	118,394
Professional fees	22,477
Distribution fees—Note 3(b)	16,929
Custodian fees—Note 3(b)	6,340
Prospectus and shareholders’ reports	5,834
Trustees’ fees and expenses—Note 3(c)	591
Shareholder servicing costs—Note 3(b)	59
Loan commitment fees—Note 2	33
Miscellaneous	6,357
Total Expenses	177,014
Less—reduction in expenses due to undertaking—Note 3(a)	(9,371)
Net Expenses	167,643
Investment Income—Net	126,734
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	2,356,549
Net unrealized appreciation (depreciation) on investments	2,602,737
Net Realized and Unrealized Gain (Loss) on Investments	4,959,286
Net Increase in Net Assets Resulting from Operations	5,086,020

See notes to financial statements.

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012
Operations ($):
Investment income—net	126,734	381,451
Net realized gain (loss) on investments	2,356,549	2,020,429
Net unrealized appreciation
(depreciation) on investments	2,602,737	2,463,375
Net Increase (Decrease) in Net Assets
Resulting from Operations	5,086,020	4,865,255
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(237,410)	(143,742)
Service Shares	(144,038)	(88,830)
Total Dividends	(381,448)	(232,572)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	197,049	486,142
Service Shares	485,084	76,265
Dividends reinvested:
Initial Shares	237,410	143,742
Service Shares	144,038	88,830
Cost of shares redeemed:
Initial Shares	(1,203,745)	(2,008,811)
Service Shares	(1,236,113)	(2,525,417)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(1,376,277)	(3,739,249)
Total Increase (Decrease) in Net Assets	3,328,295	893,434
Net Assets ($):
Beginning of Period	29,189,568	28,296,134
End of Period	32,517,863	29,189,568
Undistributed investment income—net	126,147	380,861

14

	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012
Capital Share Transactions:
Initial Shares
Shares sold	12,532	37,135
Shares issued for dividends reinvested	15,170	10,671
Shares redeemed	(75,760)	(150,993)
Net Increase (Decrease) in Shares Outstanding	(48,058)	(103,187)
Service Shares
Shares sold	30,228	5,756
Shares issued for dividends reinvested	9,145	6,551
Shares redeemed	(77,288)	(189,915)
Net Increase (Decrease) in Shares Outstanding	(37,915)	(177,608)

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2013				Year Ended December 31,
Initial Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	14.28		12.17	13.06	11.70	10.24	18.37
Investment Operations:
Investment income—net[a]	.07		.19	.11	.13	.15	.25
Net realized and unrealized
gain (loss) on investments	2.46		2.04	(.85)	1.40	1.61	(6.14)
Total from Investment Operations	2.53		2.23	(.74)	1.53	1.76	(5.89)
Distributions:
Dividends from
investment income—net	(.21)		(.12)	(.15)	(.17)	(.30)	(.35)
Dividends from net realized
gain on investments	—		—	—	—	—	(1.89)
Total Distributions	(.21)		(.12)	(.15)	(.17)	(.30)	(2.24)
Net asset value, end of period	16.60		14.28	12.17	13.06	11.70	10.24
Total Return (%)	17.79	[b]	18.34	(5.82)	13.21	18.18	(35.91)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.01	[c]	1.05	1.02	.96	.98	.88
Ratio of net expenses
to average net assets	.95	[c]	.80	.94	.96	.96	.88
Ratio of net investment income
to average net assets	.91	[c]	1.43	.86	1.12	1.54	1.77
Portfolio Turnover Rate	34.69	[b]	67.59	83.87	57.06	67.53	55.84
Net Assets, end of period
($ x 1,000)	18,534		16,630	15,421	17,660	16,822	16,745

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

16

Six Months Ended
June 30, 2013				Year Ended December 31,
Service Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	14.34		12.23	13.12	11.77	10.27	18.39
Investment Operations:
Investment income—net[a]	.05		.16	.08	.10	.14	.23
Net realized and unrealized
gain (loss) on investments	2.47		2.04	(.86)	1.41	1.62	(6.14)
Total from Investment Operations	2.52		2.20	(.78)	1.51	1.76	(5.91)
Distributions:
Dividends from
investment income—net	(.17)		(.09)	(.11)	(.16)	(.26)	(.32)
Dividends from net realized
gain on investments	—		—	—	—	—	(1.89)
Total Distributions	(.17)		(.09)	(.11)	(.16)	(.26)	(2.21)
Net asset value, end of period	16.69		14.34	12.23	13.12	11.77	10.27
Total Return (%)	17.72	[b]	18.02	(6.03)	12.93	17.96	(35.93)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.26	[c]	1.30	1.27	1.21	1.23	1.13
Ratio of net expenses
to average net assets	1.20	[c]	1.05	1.19	1.21	1.08	1.00
Ratio of net investment income
to average net assets	.66	[c]	1.17	.59	.87	1.42	1.65
Portfolio Turnover Rate	34.69	[b]	67.59	83.87	57.06	67.53	55.84
Net Assets, end of period
($ x 1,000)	13,984		12,560	12,875	16,832	17,928	18,992

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Investment Portfolios (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company operating as a series company currently offering four series, including the Core Value Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series.The fund’s investment objective is to seek long-term capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC

18

registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”).

20

Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	32,494,486	—	—	32,494,486
Exchange
Traded Funds	57,815	—	—	57,815
Mutual Funds	174,167	—	—	174,167
† See Statement of Investments for additional detailed categorizations.

At June 30, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended June 30, 2013,The Bank of New York Mellon earned $385 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2013 were as follows:

Affiliated
Investment	Value				Value		Net
Company	12/31/2012	($)	Purchases ($)	Sales ($)	6/30/2013	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	22,041		2,987,080	2,983,940	25,181.1
Dreyfus
Institutional
Cash Advantage
Fund	—		3,135,433	2,986,447	148,986.4
Total	22,041		6,122,513	5,970,387	174,167.5

22

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $2,625,115 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2012. If not applied, the carryover expires in fiscal year 2017.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2012 was as follows: ordinary income $232,572. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2013, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

The Manager had contractually agreed, from January 1, 2013 through February 28, 2013, to waive receipt of its fees and/or assume the direct expenses of the fund so that the expenses of none of the classes

24

(excluding Rule 12b-1 Distribution Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceeded .80% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $9,371 during the period ended June 30, 2013.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares.The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2013, Service shares were charged $16,929 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2013, the fund was charged $39 for transfer agency services and $3 for cash management services.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2013, the fund was charged $6,340 pursuant to the custody agreement.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2013, the fund was charged $2 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended June 30, 2013, the fund was charged $4,630 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $20,231, Distribution Plan fees $2,895, custodian fees $4,111, Chief Compliance Officer fees $4,630 and transfer agency fees $25.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2013, amounted to $10,927,673 and $12,500,927, respectively.

At June 30, 2013, accumulated net unrealized appreciation on investments was $4,992,609, consisting of $5,466,102 gross unrealized appreciation and $473,493 gross unrealized depreciation.

At June 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

26

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 21, 2013, the Board considered the renewal for the remaining six months in the annual term of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund	27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds ( the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2012 and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was variously above, at and below the Performance Group median (including above the median for the one-year period) and below the Performance Universe median for the various periods, except for the one-year period when the fund’s performance was above the Performance Universe median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board

28

noted that the fund’s contractual management fee was at the Expense Group median, the fund’s actual management fee was below the Expense Group and Expense Universe medians and the fund’s total expenses were below the Expense Group median and above the Expense Universe median.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until February 28, 2013, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, acquired fund fees and extraordinary expenses) do not exceed 0.80% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses

The Fund	29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

and profit.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

30

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board noted the improvement in the fund’s one-year perfor- mance and management’s investment approach with respect to the fund, and agreed to continue to closely monitor performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund;

The Fund	31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement through August 31, 2013 was in the best interests of the fund and its shareholders.

32

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Investment Portfolios,
MidCap Stock Portfolio

SEMIANNUAL REPORT June 30, 2013

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
19	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus Investment Portfolios,
MidCap Stock Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios, MidCap Stock Portfolio, covering the six-month period from January 1, 2013, through June 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The reporting period marked the strongest first-half-of-the-year performance for U.S. stocks in 14 years. Despite heightened volatility during the second quarter stemming from signals that the Federal Reserve Board (the “Fed”) is likely to back away from its quantitative easing program later this year, equity investors generally responded positively to improved U.S. economic trends. Data from recovering labor and housing markets proved especially encouraging to investors, helping to support higher stock prices across most market sectors, investment styles, and capitalization ranges.

We continue to believe that the U.S. economy is poised for sustained growth over the next several years. Pent-up demographic demand could drive continued expansion in the housing market, and higher home equity levels may bolster consumer confidence and spending. Although the Fed’s shift to a more moderately stimulative monetary policy stance is likely to spark bouts of short-term volatility, we currently expect positive economic trends to support corporate earnings and stock prices over the longer term.As always, we urge you to discuss our observations with your financial adviser.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2013, through June 30, 2013, as provided by Warren Chiang, C.Wesley Boggs, and Ronald Gala, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2013, Dreyfus Investment Portfolios, MidCap Stock Portfolio’s Initial shares produced a total return of 13.97%, and its Service shares produced a total return of 13.88%.1 In comparison, the fund’s benchmark, the Standard & Poor’s MidCap® 400 Index (the “S&P 400 Index”), produced a total return of 14.59% for the same period.2

Midcap stocks generally rallied over the first six months of 2013 as investors responded positively to improving economic data with increased appetites for risk. The fund produced lower returns than its benchmark, mainly due to shortfalls in the health care and consumer discretionary sectors.

The Fund’s Investment Approach

The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the S&P 400 Index.To pursue this goal, the fund normally invests at least 80% of its assets in stocks of midsize companies.The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management. Consistency of returns compared to the S&P 400 Index is a primary goal of the investment process.

Recovering Economy Fueled Midcap Market’s Gains

The year 2013 began in the wake of uncertainty surrounding automatic U.S. tax hikes and spending cuts scheduled for the start of the year, but last-minute legislation to address the tax increases quickly alleviated investors’ worries. Subsequently, investors responded positively to a number of economic trends, including improved U.S. employment and housing market data, and to aggressively accommodative monetary policies implemented by the Federal Reserve Board (the “Fed”) and other central banks. As a result, by mid-May the S&P 400 Index and other broad measures of U.S. stock market performance reached new record highs.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

In late May, remarks by Fed chairman Ben Bernanke were widely interpreted as a signal that U.S. monetary policymakers were likely to back away from an ongoing, open-ended quantitative easing program sooner than many analysts had expected.As a result, most financial markets encountered heightened volatility as investors anticipated a more moderately accommodative monetary policy. Stock market turbulence in late May and throughout June erased some of the broad stock market’s previous gains, and investors began to turn away from relatively conservative, dividend-paying stocks and toward more speculative stocks, particularly those of companies considered more economically sensitive. Consequently, midcap stocks produced higher returns than their large-cap counterparts but generally trailed small-cap stocks.

Fund Participated Substantially in Market’s Gains

Although the fund participated in most of the midcap stock market’s gains over the first six months of the year, its performance compared to the S&P 400 Index was constrained by shortfalls in our stock selection strategy within the health care sector, particularly among biotechnology companies. Medical devices maker Thoratec was undermined by intensifying competitive pressures affecting a product used in the treatment of advanced heart failure, causing revenues to fall short of expectations. In addition, the fund held no exposure to drug developer Vertex Pharmaceuticals, which did not meet our valuation criteria but rallied nonetheless. In the consumer discretionary sector, lagging results from some specialty retailers weighed on relative performance. Apparel sellers Ann Inc. and American Eagle Outfitters reduced the earnings guidance provided to analysts. Both retailers cited sluggish economic conditions and bad weather.

On a more positive note, the fund produced particularly robust relative results in the information technology sector, where mortgage industry systems provider Lender Processing Services received an acquisition offer at a premium to its stock price at the time. In the financials sector, real estate investment trusts (“REITS”) added value to the fund’s relative performance despite encountering heightened volatility late in the reporting period, with notable strength evident across the full range of property types. Among individual holdings, clothing manufacturer Hanesbrands reported better-than-expected earnings after raising the guidance it provides to securities analysts.

4

Finding Ample Opportunities Among Midcap Stocks

We employ a bottom-up, quantitative investment process that evaluates the strengths and weaknesses of individual companies, and not broad macroeconomic trends. As always, we have continued to monitor the factors considered by the fund’s investment models in light of current market conditions, and, in our view, have continued to find attractively valued, fundamentally sound companies across the full range of market sectors. With respect to the fund’s holdings that have fuller valuations, we seek to replace them with more attractively valued candidates for investment.

July 15, 2013

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of midcap companies often experience sharper price fluctuations than stocks of large-cap companies.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Investment Portfolios, MidCap Stock Portfolio made available through insurance products may be similar to other funds managed by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Standard & Poor’s MidCap 400 Index is a widely accepted, unmanaged total return index measuring the performance of the midsize-company segment of the U.S. market. Investors cannot invest directly in an index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios, MidCap Stock Portfolio from January 1, 2013 to June 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2013

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.56	$5.89
Ending value (after expenses)	$1,139.70	$1,138.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2013

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.31	$5.56
Ending value (after expenses)	$1,020.53	$1,019.29

† Expenses are equal to the fund’s annualized expense ratio of .86% for Initial Shares and 1.11% for Service Shares,
multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

June 30, 2013 (Unaudited)

Common Stocks—99.0%	Shares		Value ($)
Automobiles & Components—1.1%
Thor Industries	35,100		1,726,218
Banks—3.8%
Associated Banc-Corp	133,000		2,068,150
Cathay General Bancorp	50,500		1,027,675
Comerica	11,900		473,977
Huntington Bancshares	34,900		275,012
Regions Financial	100,700		959,671
Webster Financial	50,100		1,286,568
			6,091,053
Capital Goods—12.2%
AECOM Technology	81,000	[a]	2,574,990
Alliant Techsystems	27,600		2,272,308
IDEX	39,400		2,120,114
ITT	57,900		1,702,839
Lennox International	41,900		2,704,226
Lincoln Electric Holdings	38,000		2,176,260
Oshkosh	45,800	[a]	1,739,026
Terex	78,100	[a]	2,054,030
Textron	22,600		588,730
Timken	22,500		1,266,300
WABCO Holdings	6,000	[a]	448,140
			19,646,963
Commercial & Professional Services—1.4%
Deluxe	60,700		2,103,255
Herman Miller	5,900		159,713
			2,262,968
Consumer Durables & Apparel—3.8%
Carter’s	16,500		1,222,155
Hanesbrands	58,200		2,992,644
PulteGroup	102,600	[a]	1,946,322
			6,161,121

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Consumer Services—1.5%
Bally Technologies	39,300	[a,b]	2,217,306
Wyndham Worldwide	4,700		268,981
			2,486,287
Diversified Financials—3.8%
American Capital	43,900	[a]	556,213
Apollo Investment	44,200	[b]	342,108
Greenhill & Co.	19,000		869,060
Moody’s	3,700		225,441
SEI Investments	66,100		1,879,223
Waddell & Reed Financial, Cl. A	51,400		2,235,900
			6,107,945
Energy—4.6%
HollyFrontier	59,500		2,545,410
Marathon Petroleum	13,600		966,416
Oceaneering International	10,100		729,220
RPC	139,700	[b]	1,929,257
Tesoro	14,900		779,568
Valero Energy	15,700		545,889
			7,495,760
Food, Beverage & Tobacco—4.7%
Hillshire Brands	71,100		2,351,988
Ingredion	40,800		2,677,296
Tootsie Roll Industries	11,639	[b]	369,887
Universal	39,200	[b]	2,267,720
			7,666,891
Health Care Equipment & Services—5.9%
Edwards Lifesciences	10,900	[a]	732,480
IDEXX Laboratories	15,300	[a]	1,373,634
Owens & Minor	6,500	[b]	219,895
Patterson	12,100		454,960
ResMed	52,500	[b]	2,369,325
STERIS	31,100		1,333,568
Thoratec	43,000	[a]	1,346,330

8

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment & Services (continued)
Universal Health Services, Cl. B	26,300		1,761,048
			9,591,240
Household & Personal Products—1.1%
Energizer Holdings	17,300		1,738,823
Insurance—4.4%
Everest Re Group	11,700		1,500,642
First American Financial	31,400		692,056
Lincoln National	12,600		459,522
Protective Life	44,700		1,716,927
Reinsurance Group of America	38,900		2,688,379
			7,057,526
Materials—7.7%
Ball	3,400		141,236
Domtar	9,500		631,750
Minerals Technologies	57,800		2,389,452
NewMarket	8,220	[b]	2,158,243
Packaging Corporation of America	55,000		2,692,800
Reliance Steel & Aluminum	29,900		1,960,244
Worthington Industries	76,600		2,428,986
			12,402,711
Media—2.2%
Scholastic	53,000		1,552,370
Valassis Communications	78,300	[b]	1,925,397
			3,477,767
Pharmaceuticals, Biotech &
Life Sciences—4.7%
Agilent Technologies	7,100		303,596
Charles River
Laboratories International	30,200	[a]	1,239,106
Mettler-Toledo International	13,800	[a]	2,776,560
Techne	19,500		1,347,060
United Therapeutics	29,200	[a]	1,921,944
			7,588,266

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Real Estate—8.6%
BRE Properties	24,400	[c]	1,220,488
Camden Property Trust	15,500	[c]	1,071,670
CBL & Associates Properties	87,100	[c]	1,865,682
Corrections Corporation of America	73,035	[c]	2,473,695
Extra Space Storage	12,500	[c]	524,125
Kimco Realty	10,500	[c]	225,015
Liberty Property Trust	32,100	[c]	1,186,416
National Retail Properties	37,200	[b,c]	1,279,680
Omega Healthcare Investors	44,500	[c]	1,380,390
Potlatch	26,900	[c]	1,087,836
Weingarten Realty Investors	52,500	[c]	1,615,425
			13,930,422
Retailing—5.5%
Aaron’s	39,200		1,097,992
American Eagle Outfitters	116,800		2,132,768
ANN	30,400	[a]	1,009,280
Chico’s FAS	53,100		905,886
Dillard’s, Cl. A	21,200		1,737,764
O’Reilly Automotive	8,700	[a]	979,794
PetSmart	14,900		998,151
			8,861,635
Semiconductors & Semiconductor
Equipment—.8%
Cree	8,000	[a]	510,880
LSI	106,600	[a]	761,124
			1,272,004
Software & Services—9.4%
Cadence Design Systems	146,200	[a]	2,116,976
CoreLogic	89,400	[a]	2,071,398
DST Systems	27,244		1,779,851
FactSet Research Systems	11,000	[b]	1,121,340
Fair Isaac	27,400		1,255,742

10

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
Intuit	11,000		671,330
Lender Processing Services	27,200		879,920
NeuStar, Cl. A	54,100	[a]	2,633,588
Synopsys	53,800	[a]	1,923,350
Total System Services	26,500		648,720
			15,102,215
Technology Hardware & Equipment—3.8%
Brocade Communications Systems	325,700	[a]	1,876,032
Harris	44,700		2,201,475
Lexmark International, Cl. A	20,100	[b]	614,457
Vishay Intertechnology	101,000	[a]	1,402,890
			6,094,854
Transportation—1.3%
Alaska Air Group	21,800	[a]	1,133,600
Matson	40,500		1,012,500
			2,146,100
Utilities—6.9%
Edison International	35,500		1,709,680
IDACORP	45,500		2,173,080
NV Energy	68,500		1,607,010
Pinnacle West Capital	23,900		1,325,733
UGI	66,800		2,612,548
Wisconsin Energy	41,700		1,709,283
			11,137,334
Total Common Stocks
(cost $136,917,963)			160,046,103

Other Investment—.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,091,423)	1,091,423	[d]	1,091,423

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—7.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $11,710,805)	11,710,805 [d]	11,710,805
Total Investments (cost $149,720,191)	107.2%	172,848,331
Liabilities, Less Cash and Receivables	(7.2%)	(11,554,490)
Net Assets	100.0%	161,293,841

a Non-income producing security.
b Security, or portion thereof, on loan.At June 30, 2013, the value of the fund’s securities on loan was $11,272,583 and the value of the collateral held by the fund was $11,710,805.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Capital Goods	12.2	Banks	3.8
Software & Services	9.4	Consumer Durables & Apparel	3.8
Real Estate	8.6	Diversified Financials	3.8
Money Market Investments	8.0	Technology Hardware & Equipment	3.8
Materials	7.7	Media	2.2
Utilities	6.9	Consumer Services	1.5
Health Care Equipment & Services	5.9	Commercial & Professional Services	1.4
Retailing	5.5	Transportation	1.3
Food, Beverage & Tobacco	4.7	Automobiles & Components	1.1
Pharmaceuticals,		Household & Personal Products	1.1
Biotech & Life Sciences	4.7	Semiconductors &
Energy	4.6	Semiconductor Equipment	.8
Insurance	4.4		107.2

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $11,272,583)—Note 1(b):
Unaffiliated issuers	136,917,963	160,046,103
Affiliated issuers	12,802,228	12,802,228
Cash		29,142
Receivable for investment securities sold		7,062,990
Dividends and securities lending income receivable		250,504
Prepaid expenses		15,143
		180,206,110
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		117,334
Liability for securities on loan—Note 1(b)		11,710,805
Payable for investment securities purchased		6,566,002
Payable for shares of Beneficial Interest redeemed		470,182
Accrued expenses		47,946
		18,912,269
Net Assets ($)		161,293,841
Composition of Net Assets ($):
Paid-in capital		150,198,505
Accumulated undistributed investment income—net		1,229,563
Accumulated net realized gain (loss) on investments		(13,262,367)
Accumulated net unrealized appreciation
(depreciation) on investments		23,128,140
Net Assets ($)		161,293,841

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	141,004,149	20,289,692
Shares Outstanding	8,000,726	1,152,508
Net Asset Value Per Share ($)	17.62	17.60

See notes to financial statements.

The Fund	13

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2013 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $109 foreign taxes withheld at source):
Unaffiliated issuers	1,905,455
Affiliated issuers	528
Income from securities lending—Note 1(b)	18,428
Total Income	1,924,411
Expenses:
Management fee—Note 3(a)	597,855
Prospectus and shareholders’ reports	38,872
Professional fees	32,923
Distribution fees—Note 3(b)	24,773
Custodian fees—Note 3(b)	7,010
Trustees’ fees and expenses—Note 3(c)	3,492
Loan commitment fees—Note 2	575
Shareholder servicing costs—Note 3(b)	3
Miscellaneous	4,074
Total Expenses	709,577
Less—reduction in fees due to earnings credits—Note 3(b)	(3)
Net Expenses	709,574
Investment Income—Net	1,214,837
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	10,357,213
Net unrealized appreciation (depreciation) on investments	8,766,562
Net Realized and Unrealized Gain (Loss) on Investments	19,123,775
Net Increase in Net Assets Resulting from Operations	20,338,612

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012
Operations ($):
Investment income—net	1,214,837	2,260,002
Net realized gain (loss) on investments	10,357,213	12,930,670
Net unrealized appreciation
(depreciation) on investments	8,766,562	10,755,359
Net Increase (Decrease) in Net Assets
Resulting from Operations	20,338,612	25,946,031
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(2,004,668)	(595,625)
Service Shares	(239,571)	(38,075)
Total Dividends	(2,244,239)	(633,700)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	5,042,212	8,034,372
Service Shares	2,473,201	1,758,717
Dividends reinvested:
Initial Shares	2,004,668	595,625
Service Shares	239,571	38,075
Cost of shares redeemed:
Initial Shares	(10,296,922)	(25,670,895)
Service Shares	(2,509,206)	(4,059,807)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(3,046,476)	(19,303,913)
Total Increase (Decrease) in Net Assets	15,047,897	6,008,418
Net Assets ($):
Beginning of Period	146,245,944	140,237,526
End of Period	161,293,841	146,245,944
Undistributed investment income—net	1,229,563	2,258,965

The Fund	15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012
Capital Share Transactions:
Initial Shares
Shares sold	291,740	555,152
Shares issued for dividends reinvested	114,815	40,245
Shares redeemed	(593,690)	(1,766,441)
Net Increase (Decrease) in Shares Outstanding	(187,135)	(1,171,044)
Service Shares
Shares sold	142,507	118,588
Shares issued for dividends reinvested	13,721	2,573
Shares redeemed	(143,313)	(279,454)
Net Increase (Decrease) in Shares Outstanding	12,915	(158,293)

See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2013				Year Ended December 31,
Initial Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	15.68		13.16	13.17	10.46	7.85	15.52
Investment Operations:
Investment income—net[a]	.13		.23	.06	.06	.11	.09
Net realized and unrealized
gain (loss) on investments	2.06		2.36	.00 [b]	2.76	2.62	(5.63)
Total from Investment Operations	2.19		2.59	.06	2.82	2.73	(5.54)
Distributions:
Dividends from
investment income—net	(.25)		(.07)	(.07)	(.11)	(.12)	(.12)
Dividends from net realized
gain on investments	—		—	—	—	—	(2.01)
Total Distributions	(.25)		(.07)	(.07)	(.11)	(.12)	(2.13)
Net asset value, end of period	17.62		15.68	13.16	13.17	10.46	7.85
Total Return (%)	13.97	[c]	19.67	.40	27.10	35.51	(40.42)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.86	[d]	.85	.86	.84	.84	.82
Ratio of net expenses
to average net assets	.86	[d]	.85	.86	.84	.84	.81
Ratio of net investment income
to average net assets	1.55	[d]	1.58	.50	.54	1.22	.76
Portfolio Turnover Rate	35.23	[c]	73.96	81.48	79.28	75.42	86.74
Net Assets, end of period
($ x 1,000)	141,004		128,410	123,187	147,155	131,962	125,701

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund	17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2013				Year Ended December 31,
Service Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	15.65		13.14	13.16	10.46	7.82	15.45
Investment Operations:
Investment income—net[a]	.11		.19	.02	.05	.10	.08
Net realized and unrealized
gain (loss) on investments	2.05		2.35	.01	2.76	2.63	(5.60)
Total from Investment Operations	2.16		2.54	.03	2.81	2.73	(5.52)
Distributions:
Dividends from
investment income—net	(.21)		(.03)	(.05)	(.11)	(.09)	(.10)
Dividends from net realized
gain on investments	—		—	—	—	—	(2.01)
Total Distributions	(.21)		(.03)	(.05)	(.11)	(.09)	(2.11)
Net asset value, end of period	17.60		15.65	13.14	13.16	10.46	7.82
Total Return (%)	13.88	[b]	19.34	.20	26.94	35.33	(40.44)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.11	[c]	1.10	1.11	1.09	1.09	1.06
Ratio of net expenses
to average net assets	1.11	[c]	1.10	1.11	.97	.90	.90
Ratio of net investment income
to average net assets	1.31	[c]	1.32	.18	.40	1.16	.62
Portfolio Turnover Rate	35.23	[b]	73.96	81.48	79.28	75.42	86.74
Net Assets, end of period
($ x 1,000)	20,290		17,836	17,050	19,586	16,090	13,881

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Investment Portfolios (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company currently offering four series, including the MidCap Stock Portfolio (the “fund”).The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series.The fund’s investment objective is to seek investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400® Index.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

20

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	160,046,103	—	—	160,046,103
Mutual Funds	12,802,228	—	—	12,802,228

† See Statement of Investments for additional detailed categorizations.

At June 30, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s

22

policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended June 30, 2013,The Bank of NewYork Mellon earned $7,898 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2013 were as follows:

Affiliated
Investment	Value				Value		Net
Company	12/31/2012	($)	Purchases ($)	Sales ($)	6/30/2013	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	265,482		9,580,379	8,754,438	1,091,423.7
Dreyfus
Institutional
Cash Advantage
Fund	8,324,137		44,589,104	41,202,436	11,710,805		7.3
Total	8,589,619		54,169,483	49,956,874	12,802,228		8.0

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

24

The fund has an unused capital loss carryover of $23,578,527 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2012. If not applied, the carryover expires in fiscal year 2017.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2012 was as follows: ordinary income $633,700.The tax character of current year distributions will be determined at the end of the current year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2013, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2013, Service shares were charged $24,773 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2013, the fund was charged $406 for transfer agency services and $20 for cash management services. Cash management fees were partially offset by earnings credits of $3.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2013, the fund was charged $7,010 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2013, the fund was charged $12 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

26

During the period ended June 30, 2013, the fund was charged $4,630 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $100,672, Distribution Plan fees $4,194, custodian fees $7,740, Chief Compliance Officer fees $4,630 and transfer agency fees $98.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2013, amounted to $55,728,168 and $59,273,061, respectively.

At June 30, 2013, accumulated net unrealized appreciation on investments was $23,128,140, consisting of $26,256,792 gross unrealized appreciation and $3,128,652 gross unrealized depreciation.

At June 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	27

NOTES

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Investment Portfolios,
Small Cap Stock Index
Portfolio

SEMIANNUAL REPORT June 30, 2013

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
27	Statement of Financial Futures
28	Statement of Assets and Liabilities
29	Statement of Operations
30	Statement of Changes in Net Assets
31	Financial Highlights
32	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus Investment Portfolios,
Small Cap Stock Index Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio, covering the six-month period from January 1, 2013, through June 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The reporting period marked the strongest first-half-of-the-year performance for U.S. stocks in 14 years. Despite heightened volatility during the second quarter stemming from signals that the Federal Reserve Board (the “Fed”) is likely to back away from its quantitative easing program later this year, equity investors generally responded positively to improved U.S. economic trends. Data from recovering labor and housing markets proved especially encouraging to investors, helping to support higher stock prices across most market sectors, investment styles, and capitalization ranges.

We continue to believe that the U.S. economy is poised for sustained growth over the next several years. Pent-up demographic demand could drive continued expansion in the housing market, and higher home equity levels may bolster consumer confidence and spending. Although the Fed’s shift to a more moderately stimulative monetary policy stance is likely to spark bouts of short-term volatility, we currently expect positive economic trends to support corporate earnings and stock prices over the longer term.As always, we urge you to discuss our observations with your financial adviser.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2013, through June 30, 2013, as provided by Thomas J. Durante, Richard A. Brown, and Karen Q.Wong, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2013, Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio produced a total return of 15.98%.1 In comparison, the fund’s benchmark, the Standard & Poor’s® SmallCap 600 Index (the “S&P 600 Index”), produced a 16.19% return for the same period.2,3

Small-cap stocks rallied over the first six months of 2013 as investors responded positively to improving economic data with increased appetites for risk.The difference in returns between the fund and the S&P 600 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 600 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the performance of the S&P 600 Index.To pursue its goal, the fund invests in a representative sample of stocks included in the S&P 600 Index, and in futures whose performance is tied to the S&P 600 Index.The fund’s investments are selected by a “sampling” process based on market capitalization, industry representation, and other fundamental benchmark characteristics.The fund expects to invest in approximately 500 or more of the stocks in the S&P 600 Index.

Recovering Economy Fueled Small-Cap Market’s Gains

The year 2013 began in the wake of uncertainty surrounding automatic U.S. tax hikes and spending cuts scheduled for the start of the year, but last-minute legislation to address the tax increases quickly alleviated investors’ worries. Subsequently, investors responded positively to a number of positive economic trends, including improved U.S. employment and housing market trends, and to aggressively accommodative monetary policies implemented by the Federal Reserve Board (the “Fed”) and central banks in Europe and Japan. As a result, by mid-May the S&P 600 Index and other broad measures of U.S. stock market performance reached new record highs.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

In late May, remarks by Fed chairman Ben Bernanke were widely interpreted as a signal that U.S. monetary policymakers were likely to back away from an ongoing, open-ended quantitative easing program sooner than many analysts had expected.As a result, most financial markets encountered heightened volatility as investors anticipated a more moderately accommodative monetary policy. These concerns drove intermediate- and long-term interest rates higher and commodity prices lower. Stock market turbulence in late May and throughout June erased some of the broad stock market’s previous gains, and investors began to turn away from relatively conservative, dividend-paying stocks and toward more speculative stocks, particularly those of companies considered more economically sensitive.

Financial Stocks Led Small-Cap Market Higher

The financials sector led the small-cap market’s advance when regional banks and savings-and-loan institutions benefited from rising mortgage origination volumes in the midst of recovering housing markets. Insurance companies fared well as earnings increased in an environment of relatively low claims and improved pricing power. However, despite sound underlying business fundamentals in the recovering economy, real estate investment trusts (“REITs”) pulled back in the wake of the Fed’s relatively hawkish comments.

The consumer discretionary sector produced above-average results stemming, in part, from strength among restaurants, including casual dining establishments, that saw increased traffic as consumer confidence improved. In addition, apparel stores generally gained value due to more robust customer demand. Small-cap companies in the information technology sector also fared relatively well, as results from electronic equipment manufacturers and semiconductor companies were supported by rising demand for sophisticated technologies used in factory automation. Increased production of domestic oil and gas also benefited some small-cap technology providers.

On the other hand, the telecommunications services sector lagged broader market averages, but the sector represents only a small portion of the S&P 600 Index. Results in this area were dampened by wireline carriers, which struggled with sluggish growth and rising expenses. In the materials sector, industrial metals producers were hurt by rising production costs, falling commodity prices, and sluggish order volumes from the emerging markets, while precious metals miners suffered when gold prices declined in response to improved stability in the global banking system.

The fund successfully employed futures contracts in its efforts to replicate the returns of the S&P 600 Index.

A Constructive Outlook for Stocks

We have been encouraged by recent evidence of sustained domestic and global growth, which has the potential to fuel further gains among U.S. small-cap stocks even in the wake of recently robust market gains. As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions. In our experience, the fund’s broadly diversified portfolio may help limit the impact on the overall portfolio of unexpected losses in individual sectors or holdings.

July 15, 2013

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio made available through insurance products may be similar to other funds managed by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2 SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain
distributions.The Standard & Poor’s SmallCap 600 Index is a broad-based index and a widely accepted, unmanaged index of overall small-cap stock market performance. Investors cannot invest directly in an index.
3 “Standard & Poor’s®,” “S&P ®,” “Standard & Poor’s 500 ™” and “S&P 500®” are trademarks of Standard &
Poor’s Financial Services LLC (“Standard & Poor’s”) and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s does not make any representation regarding the advisability of investing in the fund.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio from January 1, 2013 to June 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2013

Expenses paid per $1,000†	$3.21
Ending value (after expenses)	1,159.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2013

Expenses paid per $1,000†	$3.01
Ending value (after expenses)	$1,021.82

† Expenses are equal to the fund’s annualized expense ratio of .60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

June 30, 2013 (Unaudited)

Common Stocks—99.2%	Shares		Value ($)
Automobiles & Components—.6%
Dorman Products	11,361		518,402
Drew Industries	6,516		256,209
Spartan Motors	7,328		44,847
Standard Motor Products	10,328		354,664
Superior Industries International	10,606		182,529
Winnebago Industries	12,169	[a]	255,427
			1,612,078
Banks—7.7%
Bank Mutual	27,428		154,694
Bank of the Ozarks	11,232		486,683
Banner	9,833		332,257
BBCN Bancorp	34,987		497,515
Boston Private Financial Holdings	41,994		446,816
Brookline Bancorp	22,621		196,350
City Holding	7,252	[b]	282,465
Columbia Banking System	24,426		581,583
Community Bank System	14,522		448,004
CVB Financial	38,119		448,279
Dime Community Bancshares	7,250		111,070
F.N.B	60,567		731,649
First BanCorp	39,658	[a]	280,779
First Commonwealth Financial	42,767		315,193
First Financial Bancorp	24,831		369,982
First Financial Bankshares	11,395	[b]	634,246
First Midwest Bancorp	33,214		455,696
Glacier Bancorp	35,298		783,263
Hanmi Financial	17,972	[a]	317,565
Home Bancshares	24,072		625,150
Independent Bank	7,867		271,411
MB Financial	23,424		627,763
National Penn Bancshares	55,516		564,043
NBT Bankcorp	18,460	[b]	390,798
Northwest Bancshares	39,857		538,468
Old National Bancorp	44,610		616,956
Oritani Financial	20,565		322,459

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Banks (continued)
PacWest Bancorp	19,800	[b]	606,870
Pinnacle Financial Partners	16,719	[a]	429,845
PrivateBancorp	30,132		639,100
Provident Financial Services	19,365		305,580
S&T Bancorp	8,510		166,796
Simmons First National, Cl. A	8,006		208,877
Sterling Bancorp	12,384		143,902
Susquehanna Bancshares	86,804		1,115,431
Taylor Capital Group	6,212	[a,b]	104,921
Texas Capital Bancshares	16,314	[a]	723,689
Tompkins Financial	3,227		145,828
TrustCo Bank	45,331		246,601
UMB Financial	12,637		703,502
Umpqua Holdings	55,412		831,734
United Bankshares	17,128	[b]	453,036
United Community Banks	16,087	[a]	199,801
ViewPoint Financial Group	14,598		303,784
Wilshire Bancorp	37,126		245,774
Wintrust Financial	17,318		662,933
			20,069,141
Capital Goods—10.0%
A.O. Smith	36,182		1,312,683
AAON	10,961		362,590
AAR	21,490		472,350
Actuant, Cl. A	32,184		1,061,106
Aegion	16,845	[a]	379,181
Aerovironment	7,183	[a]	144,953
Albany International, Cl. A	12,629		416,504
American Science & Engineering	4,141		231,896
Apogee Enterprises	13,072		313,728
Applied Industrial Technologies	18,554		896,715
Astec Industries	8,071		276,755
AZZ	12,964		499,892
Barnes Group	20,907		627,001
Belden	19,517		974,484
Brady, Cl. A	21,628		664,628

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
Briggs & Stratton	24,561	[b]	486,308
CIRCOR International	6,164		313,501
Comfort Systems USA	20,110		300,041
Cubic	7,864		378,258
Curtiss-Wright	18,844		698,359
Dycom Industries	14,232	[a]	329,328
EMCOR Group	29,178		1,186,086
Encore Wire	9,751		332,509
EnerSys	22,333		1,095,210
Engility Holdings	6,826	[a]	193,995
EnPro Industries	7,337	[a]	372,426
ESCO Technologies	10,735		347,599
Federal Signal	25,052	[a]	219,205
Franklin Electric	14,807		498,256
GenCorp	29,247	[a,b]	475,556
Gibraltar Industries	12,694	[a]	184,825
Griffon	13,741		154,586
II-VI	22,525	[a]	366,256
John Bean Technologies	16,470		346,035
Kaman	10,603		366,440
Kaydon	16,813		463,198
Lindsay	6,604	[b]	495,168
Lydall	11,720	[a]	171,112
Moog, Cl. A	19,198	[a]	989,273
Mueller Industries	13,351		673,291
National Presto Industries	3,150		226,894
Orbital Sciences	25,974	[a]	451,168
Powell Industries	2,685	[a]	138,680
Quanex Building Products	14,208		239,263
Simpson Manufacturing	16,422		483,135
Standex International	5,240		276,410
Teledyne Technologies	15,437	[a]	1,194,052
Tennant	9,358		451,711
Titan International	20,360		343,473
Toro	26,683		1,211,675
Universal Forest Products	6,831		272,694

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
Vicor	13,177	[a]	90,262
Watts Water Technologies, Cl. A	13,539		613,858
			26,064,562
Commercial & Professional Services—3.0%
ABM Industries	20,305		497,676
CDI	9,581		135,667
Consolidated Graphics	4,355	[a]	204,729
Exponent	6,334		374,403
G&K Services, Cl. A	7,384		351,478
Healthcare Services Group	29,635		726,650
Heidrick & Struggles International	7,267		121,504
Insperity	9,294		281,608
Interface	22,623		383,912
Kelly Services, Cl. A	11,908		208,033
Korn/Ferry International	20,274	[a]	379,935
Mobile Mini	15,430	[a]	511,504
Navigant Consulting	23,821	[a]	285,852
On Assignment	16,241	[a]	433,960
Resources Connection	23,568		273,389
Tetra Tech	27,933	[a]	656,705
TrueBlue	17,956	[a]	377,974
UniFirst	7,244		661,015
United Stationers	19,325		648,354
Viad	10,582		259,471
			7,773,819
Consumer Durables & Apparel—5.1%
American Greetings, Cl. A	16,474		300,156
Arctic Cat	7,551		339,644
Blyth	5,414	[b]	75,579
Brunswick	40,780		1,302,921
Callaway Golf	18,687	[b]	122,960
Crocs	43,242	[a]	713,493
Ethan Allen Interiors	10,168		292,838
Fifth & Pacific Companies	49,215	[a]	1,099,463
Helen of Troy	12,131	[a]	465,466
Iconix Brand Group	28,013	[a]	823,862

Common Stocks (continued)	Shares		Value ($)
Consumer Durables & Apparel (continued)
iRobot	11,801	[a]	469,326
JAKKS Pacific	9,325	[b]	104,906
La-Z-Boy	22,258		451,170
M/I Homes	8,152	[a]	187,170
Maidenform Brands	8,073	[a]	139,905
Meritage Homes	14,306	[a]	620,308
Movado Group	9,083		307,278
Oxford Industries	5,572		347,693
Perry Ellis International	8,779		178,301
Quiksilver	47,746	[a]	307,484
Ryland Group	20,897		837,970
Skechers USA, Cl. A	16,138	[a]	387,473
Standard Pacific	61,076	[a,b]	508,763
Steven Madden	16,504	[a]	798,464
Sturm Ruger & Co.	8,170	[b]	392,487
True Religion Apparel	10,273		325,243
Universal Electronics	5,548	[a]	156,065
Wolverine World Wide	22,610	[b]	1,234,732
			13,291,120
Consumer Services—4.4%
American Public Education	8,316	[a,b]	309,023
Biglari Holdings	663	[a]	272,095
BJ’s Restaurants	9,299	[a]	344,993
Boyd Gaming	19,881	[a,b]	224,655
Buffalo Wild Wings	7,289	[a]	715,488
Capella Education	6,218	[a]	258,980
Career Education	22,690	[a]	65,801
CEC Entertainment	8,184		335,871
Coinstar	13,492	[a,b]	791,576
Corinthian Colleges	41,756	[a]	93,533
Cracker Barrel Old Country Store	9,645		912,996
DineEquity	6,536		450,134
Hillenbrand	27,586		654,064
Interval Leisure Group	18,954		377,564
ITT Educational Services	6,548	[a,b]	159,771
Jack in the Box	20,798	[a]	817,153

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Consumer Services (continued)
Lincoln Educational Services	6,070		31,989
Marcus	13,987		177,915
Marriott Vacations Worldwide	14,071	[a]	608,430
Monarch Casino & Resort	4,993	[a]	84,182
Multimedia Games
Holding Company	11,901	[a]	310,259
Papa John’s International	8,617	[a]	563,293
Pinnacle Entertainment	27,166	[a]	534,355
Red Robin Gourmet Burgers	5,855	[a]	323,079
Ruby Tuesday	26,210	[a]	241,918
Ruth’s Hospitality Group	15,956		192,589
SHFL Entertainment	25,886	[a]	458,441
Sonic Automotive, Cl. A	15,319		323,844
Texas Roadhouse	25,500		638,010
Universal Technical Institute	8,090		83,570
			11,355,571
Diversified Financials—3.4%
Calamos Asset Management, Cl. A	11,271		118,346
Cash America International	13,863	[b]	630,212
Encore Capital Group	11,079	[a,b]	366,826
EZCORP, Cl. A	20,432	[a]	344,892
Financial Engines	16,979		774,073
First Cash Financial Services	12,599	[a]	619,997
HFF, Cl. A	12,589		223,707
Interactive Brokers Group, Cl. A	19,845		316,925
Investment Technology Group	14,224	[a]	198,852
MarketAxess Holdings	15,799		738,603
Piper Jaffray	6,035	[a]	190,766
Portfolio Recovery Associates	7,800	[a]	1,198,314
Prospect Capital	85,322	[b]	921,478
Stifel Financial	25,270	[a]	901,381
Virtus Investment Partners	2,768	[a]	487,915
WageWorks	9,180	[a]	316,251
World Acceptance	6,249	[a,b]	543,288
			8,891,826

Common Stocks (continued)	Shares		Value ($)
Energy—4.8%
Approach Resources	12,478	[a,b]	306,584
Basic Energy Services	11,848	[a,b]	143,242
Bristow Group	16,655		1,087,905
C&J Energy Services	18,712	[a,b]	362,451
Carrizo Oil & Gas	15,387	[a]	435,914
Cloud Peak Energy	25,323	[a]	417,323
Comstock Resources	18,917		297,564
Contango Oil & Gas	7,134		240,773
ERA Group	8,243	[a]	215,554
Exterran Holdings	30,731	[a]	864,156
Forest Oil	52,209	[a]	213,535
Geospace Technologies	5,719	[a]	395,069
Gulf Island Fabrication	4,769		91,326
Gulfport Energy	28,517	[a]	1,342,295
Hornbeck Offshore Services	15,372	[a]	822,402
ION Geophysical	55,014	[a]	331,184
Lufkin Industries	13,469		1,191,602
Matrix Service	13,933	[a]	217,076
Northern Oil and Gas	25,510	[a]	340,303
PDC Energy	12,047	[a]	620,180
Penn Virginia	23,933	[a,b]	112,485
PetroQuest Energy	18,986	[a]	75,185
Pioneer Energy Services	22,646	[a]	149,917
SEACOR Holdings	9,181		762,482
Stone Energy	23,833	[a]	525,041
Swift Energy	18,435	[a]	221,036
Tesco	13,804	[a]	182,903
TETRA Technologies	35,551	[a]	364,753
			12,330,240
Food & Staples Retailing—.6%
Andersons	6,690		355,841
Casey’s General Stores	16,210		975,194
Nash Finch	6,302		138,707
Spartan Stores	10,404		191,850
			1,661,592

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Food, Beverage & Tobacco—2.7%
Alliance One International	56,713	[a]	215,509
B&G Foods	21,563		734,220
Boston Beer, Cl. A	3,639	[a,b]	620,959
Cal-Maine Foods	5,946		276,548
Calavo Growers	2,945	[b]	80,075
Darling International	49,807	[a]	929,399
Diamond Foods	7,690	[a,b]	159,568
Hain Celestial Group	19,541	[a,b]	1,269,579
J&J Snack Foods	6,103		474,813
Sanderson Farms	9,862		655,034
Seneca Foods, Cl. A	5,525	[a]	169,507
Snyders-Lance	17,972		510,585
TreeHouse Foods	14,843	[a]	972,810
			7,068,606
Health Care Equipment &
Services—7.2%
Abaxis	9,313		442,461
ABIOMED	14,668	[a,b]	316,242
Air Methods	14,534		492,412
Align Technology	29,351	[a]	1,087,161
Almost Family	3,276		62,244
Amedisys	11,034	[a,b]	128,215
AMN Healthcare Services	24,193	[a]	346,444
AmSurg	12,561	[a]	440,891
Analogic	6,254		455,479
Bio-Reference Labs	12,606	[a,b]	362,423
Cantel Medical	6,937		234,956
Centene	23,165	[a]	1,215,236
Chemed	9,323	[b]	675,265
Computer Programs & Systems	3,451		169,582
CONMED	14,082		439,922
CorVel	5,488	[a,b]	160,634
Cross Country Healthcare	6,587	[a]	33,989
CryoLife	20,291		127,022
Cyberonics	11,800	[a]	613,128
Cynosure, Cl. A	7,353	[a]	191,023
Ensign Group	5,737		202,057

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment &
Services (continued)
Gentiva Health Services	12,701	[a]	126,502
Greatbatch	11,026	[a]	361,543
Haemonetics	20,516	[a]	848,337
Hanger	12,888	[a]	407,647
HealthStream	8,219	[a]	208,105
Healthways	12,930	[a]	224,723
ICU Medical	6,345	[a]	457,221
Integra LifeSciences Holdings	9,756	[a]	357,362
Invacare	16,169		232,187
IPC The Hospitalist	6,648	[a]	341,441
Kindred Healthcare	17,014	[a]	223,394
Landauer	2,835	[b]	136,959
LHC Group	9,125	[a]	178,668
Magellan Health Services	13,305	[a]	746,144
Medidata Solutions	9,375	[a]	726,094
Meridian Bioscience	20,732	[b]	445,738
Merit Medical Systems	11,892	[a]	132,596
Molina Healthcare	13,917	[a]	517,434
MWI Veterinary Supply	4,619	[a]	569,246
Natus Medical	12,735	[a]	173,833
Neogen	8,174	[a]	454,147
NuVasive	21,173	[a]	524,879
Omnicell	15,899	[a]	326,724
PharMerica	17,303	[a]	239,820
Quality Systems	17,926		335,395
SurModics	8,048	[a]	161,040
Symmetry Medical	21,359	[a]	179,843
West Pharmaceutical Services	13,743		965,583
			18,799,391
Household & Personal Products—.6%
Central Garden & Pet, Cl. A	17,648	[a]	121,771
Inter Parfums	6,745		192,367
Medifast	8,178	[a]	210,665
Prestige Brands Holdings	21,240	[a]	618,934
WD-40	6,825		371,826
			1,515,563

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Insurance—2.2%
AMERISAFE	8,589		278,198
eHealth	7,144	[a]	162,312
Employers Holdings	11,705		286,187
Horace Mann Educators	18,812		458,637
Infinity Property & Casualty	4,222		252,307
Meadowbrook Insurance Group	21,240		170,557
National Financial Partners	18,483	[a]	467,805
Navigators Group	4,852	[a]	276,758
ProAssurance	26,514		1,382,970
RLI	6,252		477,715
Safety Insurance Group	4,396		213,250
Selective Insurance Group	20,834		479,599
Stewart Information Services	11,833		309,906
Tower Group International	15,650		320,982
United Fire Group	12,000		297,960
			5,835,143
Materials—5.8%
A. Schulman	13,269		355,875
A.M. Castle & Co.	2,824	[a,b]	44,506
AK Steel Holding	54,931	[a,b]	166,990
AMCOL International	13,033		413,016
American Vanguard	11,480		268,976
Balchem	12,419		555,750
Buckeye Technologies	17,935		664,312
Calgon Carbon	24,791	[a]	413,514
Century Aluminum	23,769	[a]	220,576
Clearwater Paper	8,407	[a]	395,633
Deltic Timber	4,308		249,089
Glatfelter	22,157		556,141
Globe Specialty Metals	30,663		333,307
H.B. Fuller	21,758		822,670
Hawkins	2,581		101,666
Haynes International	5,132		245,669
Headwaters	30,332	[a]	268,135
Innophos Holdings	9,011		425,049
Kaiser Aluminum	8,329		515,898

Common Stocks (continued)	Shares		Value ($)
Materials (continued)
KapStone Paper and Packaging	16,699		670,966
Koppers Holdings	8,749	[b]	334,037
Kraton Performance Polymers	14,345	[a]	304,114
LSB Industries	7,958	[a]	242,003
Materion	8,997		243,729
Myers Industries	16,934		254,179
Neenah Paper	6,259		198,848
Olympic Steel	2,687		65,832
OM Group	13,857	[a]	428,458
PolyOne	45,993		1,139,707
Quaker Chemical	5,733		355,503
RTI International Metals	13,460	[a]	372,977
Schweitzer-Mauduit International	15,367		766,506
Stepan	7,990		444,324
Stillwater Mining	48,090	[a,b]	516,487
SunCoke Energy	35,696	[a,b]	500,458
Texas Industries	8,195	[a,b]	533,822
Tredegar	10,597		272,343
Wausau Paper	17,094		194,872
Zep	9,052		143,293
			14,999,230
Media—.8%
Arbitron	12,344		573,379
Digital Generation	8,833	[a,b]	65,099
E.W. Scripps, Cl. A	18,392	[a]	286,547
Harte-Hanks	18,267		157,096
Live Nation	58,480	[a]	906,440
			1,988,561
Pharmaceuticals, Biotech &
Life Sciences—3.9%
Acorda Therapeutics	16,942	[a]	558,917
Affymetrix	35,857	[a]	159,205
Akorn	28,920	[a]	390,998
ArQule	29,677	[a]	68,851
Cambrex	18,590	[a]	259,702
Cubist Pharmaceuticals	29,680	[a]	1,433,544

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech &
Life Sciences (continued)
Emergent BioSolutions	15,608	[a]	225,067
Hi-Tech Pharmacal	4,874		161,817
Impax Laboratories	28,442	[a]	567,418
Luminex	17,709	[a]	364,982
Medicines	23,654	[a]	727,597
Momenta Pharmaceuticals	18,587	[a,b]	279,920
PAREXEL International	26,519	[a]	1,218,283
Questcor Pharmaceuticals	27,387	[b]	1,245,013
Salix Pharmaceuticals	22,810	[a]	1,508,882
Spectrum Pharmaceuticals	21,529	[b]	160,606
ViroPharma	30,317	[a]	868,582
			10,199,384
Real Estate—7.8%
Acadia Realty Trust	20,981	[c]	518,021
Associated Estates Realty	22,029	[b,c]	354,226
Cedar Realty Trust	35,301	[c]	182,859
Colonial Properties Trust	37,402	[c]	902,136
Coresite Realty	9,142	[c]	290,807
Cousins Properties	52,222	[c]	527,442
DiamondRock Hospitality	82,172	[c]	765,843
EastGroup Properties	11,992	[c]	674,790
EPR Properties	21,917	[c]	1,101,768
Forestar Group	16,497	[a,c]	330,930
Franklin Street Properties	39,361	[c]	519,565
Geo Group	33,441		1,135,322
Getty Realty	7,845	[b,c]	161,999
Government Properties Income Trust	23,570	[c]	594,435
Healthcare Realty Trust	36,589	[c]	933,020
Inland Real Estate	36,240	[c]	370,373
Kite Realty Group Trust	38,395	[c]	231,522
LaSalle Hotel Properties	44,968	[c]	1,110,710
Lexington Realty Trust	83,293	[b,c]	972,862
LTC Properties	13,712	[c]	535,454
Medical Properties Trust	69,636	[c]	997,188
Mid-America Apartment Communities	19,165	[c]	1,298,812

Common Stocks (continued)	Shares		Value ($)
Real Estate (continued)
Parkway Properties	16,619	[c]	278,534
Pennsylvania Real Estate
Investment Trust	31,035	[b,c]	585,941
Post Properties	25,593	[c]	1,266,598
PS Business Parks	6,912	[c]	498,839
Sabra Health Care	14,930	[c]	389,822
Saul Centers	3,911	[c]	173,883
Sovran Self Storage	13,907	[c]	901,035
Tanger Factory Outlet Centers	40,292	[c]	1,348,170
Universal Health Realty Income Trust	4,265	[b,c]	183,949
Urstadt Biddle Properties, Cl. A	7,633	[c]	153,958
			20,290,813
Retailing—5.5%
Big 5 Sporting Goods	9,869	[b]	216,625
Blue Nile	4,791	[a]	181,004
Brown Shoe Company	21,931		472,174
Buckle	11,962	[b]	622,263
Cato, Cl. A	12,331		307,782
Children’s Place Retail Stores	11,293	[a]	618,856
Christopher & Banks	5,094	[a]	34,334
Finish Line, Cl. A	21,864		477,947
Francesca’s Holdings	22,101	[a]	614,187
Fred’s, Cl. A	17,024		263,702
Genesco	10,090	[a]	675,929
Group 1 Automotive	8,107		521,523
Haverty Furniture	7,894		181,641
Hibbett Sports	12,370	[a]	686,535
JOS. A. Bank Clothiers	10,683	[a,b]	441,422
Kirkland’s	7,728	[a]	133,308
Lithia Motors, Cl. A	8,358		445,565
Lumber Liquidators Holdings	11,962	[a]	931,481
MarineMax	5,480	[a]	62,088
Men’s Wearhouse	20,257		766,727
Monro Muffler Brake	12,622	[b]	606,487
NutriSystem	10,892		128,308
OfficeMax	36,484		373,231

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Retailing (continued)
PEP Boys-Manny Moe & Jack	21,982	[a]	254,552
PetMed Express	8,120	[b]	102,312
Pool	19,646		1,029,647
Rue21	9,069	[a]	377,361
Select Comfort	23,678	[a]	593,371
Sonic	28,604	[a]	416,474
Stage Stores	15,599		366,577
Stein Mart	13,136		179,306
Tuesday Morning	20,624	[a]	213,871
Vitamin Shoppe	12,747	[a]	571,575
VOXX International	10,795	[a]	132,455
Zale	12,238	[a]	111,366
Zumiez	9,151	[a,b]	263,091
			14,375,077
Semiconductors & Semiconductor
Equipment—3.8%
Advanced Energy Industries	18,930	[a]	329,571
ATMI	12,111	[a]	286,425
Brooks Automation	25,010		243,347
Cabot Microelectronics	10,033	[a]	331,189
Ceva	10,440	[a]	202,118
Cirrus Logic	29,631	[a,b]	514,394
Cohu	10,332	[b]	129,150
Diodes	14,390	[a]	373,708
DSP Group	9,503	[a,b]	78,970
Entropic Communications	49,643	[a]	211,976
Exar	24,887	[a]	268,033
GT Advanced Technologies	50,086	[a,b]	207,857
Hittite Microwave	10,634	[a]	616,772
Kopin	33,071	[a]	122,693
Kulicke & Soffa Industries	39,138	[a]	432,866
Micrel	25,630		253,224
Microsemi	42,472	[a]	966,238
MKS Instruments	25,439		675,151

Common Stocks (continued)	Shares		Value ($)
Semiconductors & Semiconductor
Equipment (continued)
Monolithic Power Systems	12,417		299,374
Nanometrics	7,865	[a]	115,380
Pericom Semiconductor	18,958	[a]	134,981
Power Integrations	12,082		490,046
Rubicon Technology	5,484	[a,b]	43,927
Rudolph Technologies	18,919	[a]	211,893
Sigma Designs	11,989	[a]	60,544
STR Holdings	12,343	[a]	28,019
Supertex	7,253		173,419
Tessera Technologies	19,840		412,672
TriQuint Semiconductor	61,286	[a]	424,712
Ultratech	13,443	[a]	493,627
Veeco Instruments	14,839	[a,b]	525,597
Volterra Semiconductor	9,264	[a]	130,808
			9,788,681
Software & Services—6.6%
Blackbaud	17,192		559,943
Blucora	15,842	[a]	293,711
Bottomline Technologies	13,837	[a]	349,938
CACI International, Cl. A	11,274	[a,b]	715,786
Cardtronics	20,782	[a]	573,583
CIBER	27,944	[a]	93,333
comScore	11,665	[a]	284,509
CSG Systems International	17,029		369,529
DealerTrack Technologies	17,821	[a]	631,398
Dice Holdings	24,975	[a]	230,020
Digital River	17,051	[a]	320,047
Ebix	15,510	[b]	143,623
EPIQ Systems	14,311		192,769
ExlService Holdings	11,416	[a]	337,457
Forrester Research	4,399		161,399
Heartland Payment Systems	18,259	[b]	680,148
Higher One Holdings	15,274	[a,b]	177,789

The Fund	21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
iGATE	11,414	[a]	187,418
Interactive Intelligence Group	5,057	[a]	260,941
j2 Global	18,733	[b]	796,340
Liquidity Services	9,912	[a,b]	343,649
LivePerson	19,892	[a]	178,133
LogMeIn	9,022	[a]	220,678
Manhattan Associates	9,518	[a]	734,409
MAXIMUS	14,807		1,102,825
MicroStrategy, Cl. A	3,465	[a]	301,316
Monotype Imaging Holdings	15,926		404,680
NetScout Systems	19,142	[a]	446,774
NIC	24,397		403,282
OpenTable	9,640	[a,b]	616,478
Perficient	17,305	[a]	230,849
Progress Software	23,606	[a]	543,174
QuinStreet	10,892	[a]	93,998
Sourcefire	12,206	[a]	678,043
Stamps.com	5,067	[a]	199,589
SYKES Enterprises	18,710	[a]	294,870
Synchronoss Technologies	11,414	[a]	352,350
Take-Two Interactive Software	34,789	[a]	520,791
Tangoe	14,111	[a]	217,733
TeleTech Holdings	13,298	[a]	311,572
Tyler Technologies	11,898	[a]	815,608
United Online	42,098		319,103
VASCO Data Security International	12,191	[a]	101,307
Virtusa	7,339	[a]	162,632
XO Group	15,810	[a]	177,072
			17,130,596
Technology Hardware & Equipment—6.6%
Agilysys	10,199	[a]	115,147
Anixter International	12,245	[a]	928,293
ARRIS Group	53,540	[a]	768,299
Avid Technology	18,327	[a]	107,763

Common Stocks (continued)	Shares		Value ($)
Technology Hardware & Equipment (continued)
Badger Meter	6,473		288,372
Bel Fuse, Cl. B	4,678		62,919
Benchmark Electronics	28,124	[a]	565,292
Black Box	7,708		195,167
Checkpoint Systems	21,974	[a]	311,811
Cognex	17,470		789,993
Coherent	10,014		551,471
Comtech Telecommunications	10,106		271,750
CTS	14,660		199,962
Daktronics	14,113		144,799
Digi International	13,128	[a]	123,009
DTS	8,106	[a]	166,821
Electro Scientific Industries	11,200		120,512
Electronics for Imaging	19,500	[a]	551,655
FARO Technologies	6,266	[a]	211,916
FEI	16,348		1,193,241
Harmonic	53,499	[a]	339,719
Insight Enterprises	23,949	[a]	424,855
Intermec	21,561	[a]	211,945
Ixia	22,516	[a]	414,294
Littelfuse	9,468		706,407
Measurement Specialties	5,085	[a]	236,605
Mercury Systems	11,555	[a]	106,537
Methode Electronics	10,789		183,521
MTS Systems	7,380		417,708
NETGEAR	15,402	[a]	470,377
Newport	14,213	[a]	197,987
Oplink Communications	10,378	[a]	180,266
OSI Systems	7,248	[a]	466,916
Park Electrochemical	7,368		176,906
PC-Tel	8,368		70,961
Plexus	16,339	[a]	488,373
Procera Networks	8,172	[a]	112,202
QLogic	31,037	[a]	296,714

The Fund	23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Technology Hardware & Equipment (continued)
Radisys	9,525	[a]	45,815
Rofin-Sinar Technologies	10,775	[a]	268,729
Rogers	6,636	[a]	314,016
ScanSource	14,322	[a]	458,304
Super Micro Computer	10,040	[a]	106,826
Symmetricom	29,755	[a]	133,600
Synaptics	14,694	[a]	566,601
SYNNEX	13,793	[a]	583,168
TTM Technologies	20,468	[a]	171,931
ViaSat	16,853	[a]	1,204,315
			17,023,790
Telecommunication Services—.6%
Atlantic Tele-Network	5,718		283,956
CalAmp	14,120	[a]	206,152
Cbeyond	16,460	[a]	129,046
Cincinnati Bell	76,418	[a]	233,839
General Communication, Cl. A	14,726	[a]	115,305
Lumos Networks	6,033	[b]	103,164
NTELOS Holdings	12,224	[b]	201,207
USA Mobility	14,863		201,691
			1,474,360
Transportation—1.9%
Allegiant Travel	6,709		711,087
Arkansas Best	9,749		223,740
Atlas Air Worldwide Holdings	11,360	[a]	497,114
Forward Air	13,988		535,461
Heartland Express	19,901		276,027
Hub Group, Cl. A	15,038	[a]	547,684
Knight Transportation	23,779		399,963
Old Dominion Freight Line	30,469	[a]	1,268,120

Common Stocks (continued)	Shares		Value ($)
Transportation (continued)
SkyWest	26,671		361,125
			4,820,321
Utilities—3.6%
Allete	15,018		748,647
American States Water	9,880		530,260
Avista	24,759		668,988
El Paso Electric	18,625		657,649
Laclede Group	13,068		596,685
New Jersey Resources	16,474		684,165
Northwest Natural Gas	10,922		463,967
NorthWestern	16,906		674,549
Piedmont Natural Gas	31,178	[b]	1,051,946
South Jersey Industries	12,700		729,107
Southwest Gas	18,885		883,629
UIL Holdings	23,697		906,410
UNS Energy	19,764		884,044
			9,480,046
Total Common Stocks
(cost $180,195,176)			257,839,511
	Principal
Short-Term Investments—.1%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.04%, 9/12/13
(cost $174,984)	175,000	[d]	174,995

Other Investment—.4%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $912,641)	912,641	[e]	912,641

The Fund	25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—7.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $20,102,547)	20,102,547 [e]	20,102,547
Total Investments (cost $201,385,348)	107.4%	279,029,694
Liabilities, Less Cash and Receivables	(7.4%)	(19,213,206)
Net Assets	100.0%	259,816,488

a Non-income producing security.
b Security, or portion thereof, on loan.At June 30, 2013, the value of the fund’s securities on loan was $19,574,728 and the value of the collateral held by the fund was $20,102,547.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures contracts.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Capital Goods	10.0	Semiconductors &
Short-Term/		Semiconductor Equipment	3.8
Money Market Investments	8.2	Utilities	3.6
Real Estate	7.8	Diversified Financials	3.4
Banks	7.7	Commercial & Professional Services	3.0
Health Care Equipment & Services	7.2	Food, Beverage & Tobacco	2.7
Software & Services	6.6	Insurance	2.2
Technology Hardware & Equipment	6.6	Transportation	1.9
Materials	5.8	Media	.8
Retailing	5.5	Automobiles & Components	.6
Consumer Durables & Apparel	5.1	Food & Staples Retailing	.6
Energy	4.8	Household & Personal Products	.6
Consumer Services	4.4	Telecommunication Services	.6
Pharmaceuticals,
Biotech & Life Sciences	3.9		107.4

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
June 30, 2013 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 6/30/2013	($)
Financial Futures Long
Russell 2000 E-mini	24	2,339,280	September 2013	29,330

See notes to financial statements.

The Fund	27

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2013 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $19,574,728)—Note 1(b):
Unaffiliated issuers	180,370,160	258,014,506
Affiliated issuers	21,015,188	21,015,188
Cash		860,747
Receivable for investment securities sold		492,256
Dividends and securities lending income receivable—Note 1(b)		298,578
		280,681,275
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		126,649
Liability for securities on loan—Note 1(b)		20,102,547
Payable for investment securities purchased		390,433
Payable for shares of Beneficial Interest redeemed		239,025
Payable for futures variation margin—Note 4		5,985
Accrued expenses		148
		20,864,787
Net Assets ($)		259,816,488
Composition of Net Assets ($):
Paid-in capital		182,620,020
Accumulated undistributed investment income—net		1,003,941
Accumulated net realized gain (loss) on investments		(1,481,149)
Accumulated net unrealized appreciation (depreciation)
on investments (including $29,330 net unrealized
appreciation on financial futures)		77,673,676
Net Assets ($)		259,816,488
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		16,951,141
Net Asset Value, offering and redemption price per share ($)		15.33

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2013 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,509,814
Affiliated issuers	1,219
Income from securities lending—Note 1(b)	185,291
Interest	25
Total Income	1,696,349
Expenses:
Management fee—Note 3(a)	426,608
Distribution fees—Note 3(b)	304,720
Trustees’ fees—Note 3(a,c)	4,550
Loan commitment fees—Note 2	864
Total Expenses	736,742
Less—Trustees’ fees reimbursed by the Manager—Note 3(a)	(4,550)
Net Expenses	732,192
Investment Income—Net	964,157
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	6,304,746
Net realized gain (loss) on financial futures	388,447
Net Realized Gain (Loss)	6,693,193
Net unrealized appreciation (depreciation) on investments	27,658,283
Net unrealized appreciation (depreciation) on financial futures	(30,722)
Net Unrealized Appreciation (Depreciation)	27,627,561
Net Realized and Unrealized Gain (Loss) on Investments	34,320,754
Net Increase in Net Assets Resulting from Operations	35,284,911

See notes to financial statements.

The Fund	29

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012
Operations ($):
Investment income—net	964,157	2,776,907
Net realized gain (loss) on investments	6,693,193	3,286,177
Net unrealized appreciation
(depreciation) on investments	27,627,561	24,227,183
Net Increase (Decrease) in Net Assets
Resulting from Operations	35,284,911	30,290,267
Dividends to Shareholders from ($):
Investment income—net	(2,799,011)	(958,185)
Net realized gain on investments	(3,441,918)	(7,433,736)
Total Dividends	(6,240,929)	(8,391,921)
Beneficial Interest Transactions ($):
Net proceeds from shares sold	25,579,890	39,544,343
Dividends reinvested	6,240,929	8,391,921
Cost of shares redeemed	(20,618,750)	(46,693,164)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	11,202,069	1,243,100
Total Increase (Decrease) in Net Assets	40,246,051	23,141,446
Net Assets ($):
Beginning of Period	219,570,437	196,428,991
End of Period	259,816,488	219,570,437
Undistributed investment income—net	1,003,941	2,838,795
Capital Share Transactions (Shares):
Shares sold	1,734,770	3,046,484
Shares issued for dividends reinvested	422,827	637,200
Shares redeemed	(1,398,837)	(3,637,522)
Net Increase (Decrease) in Shares Outstanding	758,760	46,162

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.The fund’s total returns do not refect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2013				Year Ended December 31,
	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	13.56		12.17	12.20	9.75	10.36	17.64
Investment Operations:
Investment income—net[a]	.06		.17	.07	.08	.06	.12
Net realized and unrealized
gain (loss) on investments	2.09		1.73	.01	2.43	1.42	(4.95)
Total from Investment Operations	2.15		1.90	.08	2.51	1.48	(4.83)
Distributions:
Dividends from
investment income—net	(.17)		(.06)	(.08)	(.06)	(.27)	(.13)
Dividends from net realized
gain on investments	(.21)		(.45)	(.03)	—	(1.82)	(2.32)
Total Distributions	(.38)		(.51)	(.11)	(.06)	(2.09)	(2.45)
Net asset value, end of period	15.33		13.56	12.17	12.20	9.75	10.36
Total Return (%)	15.98	[b]	15.74	.56	25.83	25.03	(30.91)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.60	[c]	.60	.60	.60	.60	.60
Ratio of net expenses
to average net assets	.60	[c]	.60	.60	.60	.60	.60
Ratio of net investment income
to average net assets	.79	[c]	1.32	.54	.75	.76	.85
Portfolio Turnover Rate	5.59	[b]	13.66	22.23	32.85	28.18	35.95
Net Assets, end of period
($ x 1,000)	259,816		219,570	196,429	177,724	127,172	106,831

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Investment Portfolios (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end management investment company, operating as a series company currently offering four series, including the Small Cap Stock Index Portfolio (the “fund”).The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series.The fund’s investment objective is to match the performance of the Standard & Poor’s® SmallCap 600 Index.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Company’s Board ofTrustees (the “Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.These securities are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	257,839,511	—	—	257,839,511
Mutual Funds	21,015,188	—	—	21,015,188
U.S. Treasury	—	174,995	—	174,995
Other Financial
Instruments:
Financial Futures††	29,330	—	—	29,330

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

At June 30, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner,The Bank of NewYork Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended June 30, 2013,The Bank of NewYork Mellon earned $61,764 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2013 were as follows:

Affiliated
Investment	Value				Value		Net
Company	12/31/2012	($)	Purchases ($)	Sales ($)	6/30/2013	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	2,521,198		23,926,075	25,534,632	912,641.4
Dreyfus
Institutional
Cash
Advantage
Fund	20,789,808		46,359,057	47,046,318	20,102,547		7.7
Total	23,311,006		70,285,132	72,580,950	21,015,188		8.1

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2012 was as follows: ordinary income $2,070,862 and long-term capital gains $6,321,059.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2013, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all of the expenses of the fund (excluding of management fees, Rule 12b-1 Distribution Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings, trustees fees, fees and expenses of independent counsel to the fund and the non-interested Board members, and extraordinary expenses). In addition, the Manager has also agreed to reduce its fee in an amount equal to the fund’s allocated portion of the accrued fees and expenses of non-interested Board members and fees and expenses of independent counsel to the fund. During the period ended June 30, 2013, fees reimbursed by the Manager amounted to $4,550.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the fund pays the Distributor for distributing its shares, for servicing and/or maintaining shareholder accounts and for advertising and marketing.The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of its average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2013, the fund was charged $304,720 pursuant to the Distribution Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $74,681 and Distribution Plan fees $53,344, which are offset against an expense reimbursement currently in effect in the amount of $1,376.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended June 30, 2013, amounted to $20,620,770 and $13,490,793, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended June 30, 2013 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with

The Fund	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at June 30, 2013 are set forth in the Statement of Financial Futures.

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2013:

Average Market Value ($)
Equity financial futures	3,025,700

At June 30, 2013, accumulated net unrealized appreciation on investments was $77,644,346, consisting of $85,562,843 gross unrealized appreciation and $7,918,497 gross unrealized depreciation.

At June 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Investment Portfolios,
Technology Growth
Portfolio

SEMIANNUAL REPORT June 30, 2013

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
15	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus Investment Portfolios,
Technology Growth Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios, Technology Growth Portfolio, covering the six-month period from January 1, 2013, through June 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The reporting period marked the strongest first-half-of-the-year performance for U.S. stocks in 14 years. Despite heightened volatility during the second quarter stemming from signals that the Federal Reserve Board (the “Fed”) is likely to back away from its quantitative easing program later this year, equity investors generally responded positively to improved U.S. economic trends. Data from recovering labor and housing markets proved especially encouraging to investors, helping to support higher stock prices across most market sectors, investment styles, and capitalization ranges.

We continue to believe that the U.S. economy is poised for sustained growth over the next several years. Pent-up demographic demand could drive continued expansion in the housing market, and higher home equity levels may bolster consumer confidence and spending.Although the Fed’s shift to a more moderately stimulative monetary policy stance is likely to spark bouts of short-term volatility, we currently expect positive economic trends to support corporate earnings and stock prices over the longer term.As always, we urge you to discuss our observations with your financial adviser.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2013, through June 30, 2013, as provided by Barry K. Mills, CFA, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2013, Dreyfus Investment Portfolios, Technology Growth Portfolio’s Initial shares produced a total return of 4.91%, and its Service shares produced a total return of 4.83%.1 The fund’s benchmarks, the Morgan Stanley High Technology 35 Index (“MS High Tech 35 Index”) and the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), produced total returns of 9.54% and 13.82%, respectively, over the same period.2,3

Stocks generally rallied over the first six months of the year when investors responded to improved economic data, but subdued capital spending by businesses weighed on the information technology sector. The fund produced lower returns than its benchmarks, mainly due to lack of exposure to large manufacturers of personal computers and related products.

The Fund’s Investment Approach

The fund seeks capital appreciation.To pursue its goal the fund normally invests at least 80% of its net assets in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation. In choosing stocks, the fund looks for technology companies with the potential for strong earnings or revenue growth rates, although some of the fund’s investments may currently be experiencing losses. Up to 25% of the fund’s assets may be invested in foreign securities.The fund’s investment process centers on a multi-dimensional approach that looks for opportunities across emerging growth, cyclical or stable growth companies.The fund’s investment approach seeks companies that appear to have strong earnings momentum, positive earnings revisions, favorable growth, product or market cycles, and/or favorable valuations.

Recovering U.S. Economy Fueled Market Gains

The year began in the wake of uncertainty surrounding automatic U.S. tax hikes and spending cuts scheduled for the start of the year, but last-minute legislation to address the tax increases quickly alleviated investors’ worries. Subsequently, investors responded positively to improved U.S. employment and housing market trends, and

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

to aggressively accommodative monetary policies implemented by the Federal Reserve Board (the “Fed”) and central banks in Europe and Japan. As a result, by mid-May several major market indices, including the S&P 500 Index, reached new record highs.

In late May, remarks by Fed chairman Ben Bernanke were widely interpreted as a signal that U.S. monetary policymakers would back away from an ongoing quantitative easing program sooner than many analysts had expected. As a result, most financial markets encountered heightened volatility in anticipation of a more moderately accommodative monetary policy in the months ahead. Market turbulence in late May and June erased a portion of the market’s previous gains, and investors began to turn away from relatively conservative, dividend-paying stocks and toward those considered more economically sensitive.

Although the information technology sector participated in the broader market’s gains to a degree, technology stocks generally lagged market averages when expected increases in enterprise spending failed to materialize.

Stock Selection Strategy Weighed on Fund Results

Throughout the reporting period, the fund maintained its focus on innovative companies that, in our judgment, stand in the vanguard of secular technology trends, such as the increasing adoption of cloud and mobile computing. However, such companies lagged sector averages over the first half of 2013. Instead, the sector’s relatively mild advance was led by personal computer-related companies that rallied from depressed levels. For example, the fund did not own computer maker Dell, which climbed after announcing plans to take the company private, and Hewlett-Packard, where investors hoped new management would engineer a turnaround.

The fund also received disappointing results from social media giant Facebook, which reported disappointing advertising revenues from its mobile platform. Outsourcer Cognizant Technology Solutions and data management specialist Teradata struggled amid weak capital spending by corporations.

The fund achieved better results from other segments of the information technology sector. Business-oriented social media service LinkedIn reported strong growth in subscribers and advertising revenue. Communications networking provider Ciena benefited from rising orders from large telecommunications companies. Storage specialist SanDisk encountered robust demand for flash memory as cloud and mobile

4

computing gained traction. Semiconductors maker Avago Technologies reported better-than-expected results in its industrial, communications, and enterprise networking units. Content delivery provider Akamai Technologies gained value when Internet and e-commerce traffic increased.

A Constructive Outlook

Despite the technology sector’s struggles over the first six months of 2013, we remain optimistic regarding the industry group’s long-term prospects. We believe that businesses’ reluctance to commit to capital investments is likely to be temporary, and valuations of fundamentally sound technology companies have become more attractive.

We have identified opportunities in a number of sub-sectors that we expect to benefit from a stronger economic recovery and various catalysts for growth.As of midyear, we have found a relatively large number of opportunities among manufacturers of semiconductors and communications equipment, but fewer stocks have met our investment criteria among software developers and enterprise-focused technology providers.

July 15, 2013

The technology sector has been among the most volatile sectors of the stock market.Technology companies involve greater risk because their revenue and/or earnings tend to be less predictable and some companies may be experiencing significant losses.

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2 SOURCE: BLOOMBERG L.P. — Reflects reinvestment of net dividends and, where applicable, capital gain
distributions.The Morgan Stanley High Technology 35 Index is an unmanaged, equal dollar-weighted index of 35 stocks from the electronics-based subsectors. Investors cannot invest directly in any index.
3 SOURCE: LIPPER INC. — Reflects monthly reinvestment of dividends and, where applicable, capital gain
distributions.The Standard & Poor’s 500® Composite Stock Price Index is a widely accepted, unmanaged index of
U.S. stock market performance. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios,Technology Growth Portfolio from January 1, 2013 to June 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2013

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.27	$5.54
Ending value (after expenses)	$1,049.10	$1,048.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2013

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.21	$5.46
Ending value (after expenses)	$1,020.63	$1,019.39

† Expenses are equal to the fund’s annualized expense ratio of .84% for Initial Shares and 1.09% for Service Shares,
multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

June 30, 2013 (Unaudited)

Common Stocks—98.3%	Shares		Value ($)
Application Software—9.4%
Adobe Systems	104,000	[a]	4,738,240
Citrix Systems	65,680	[a]	3,962,474
Informatica	120,451	[a]	4,213,376
salesforce.com	237,000	[a]	9,048,660
			21,962,750
Communications Equipment—15.4%
Ciena	626,170	[a]	12,160,221
JDS Uniphase	500,980	[a]	7,204,092
Juniper Networks	564,810	[a]	10,906,481
QUALCOMM	93,800		5,729,304
			36,000,098
Computer Storage & Peripherals—5.4%
EMC	263,680		6,228,122
SanDisk	105,810	[a]	6,464,991
			12,693,113
Data Processing & Outsourced Services—6.6%
Automatic Data Processing	139,500		9,605,970
MasterCard, Cl. A	10,250		5,888,625
			15,494,595
Electronic Components—2.8%
Amphenol, Cl. A	83,000		6,469,020
Electronic Manufacturing Services—2.2%
Trimble Navigation	199,400	[a]	5,186,394
Internet Retail—5.1%
Amazon.com	17,740	[a]	4,926,221
priceline.com	8,540	[a]	7,063,690
			11,989,911
Internet Software & Services—13.5%
Akamai Technologies	170,700	[a]	7,263,285
Facebook, Cl. A	374,000	[a]	9,297,640

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Internet Software & Services (continued)
Google, Cl. A	10,820	[a]	9,525,603
LinkedIn, Cl. A	30,130	[a]	5,372,179
			31,458,707
IT Consulting & Other Services—7.0%
Cognizant Technology Solutions, Cl. A	75,785	[a]	4,744,899
International Business Machines	34,950		6,679,295
Teradata	95,230	[a]	4,783,403
			16,207,597
Semiconductor Equipment—4.1%
Applied Materials	646,220		9,635,140
Semiconductors—23.9%
Analog Devices	218,480		9,844,709
Avago Technologies	230,550		8,617,959
Broadcom, Cl. A	204,580		6,906,621
Micron Technology	376,910	[a]	5,401,120
Taiwan Semiconductor Manufacturing, ADR	247,090		4,526,689
Texas Instruments	291,590		10,167,743
Xilinx	263,240		10,426,936
			55,891,777
Systems Software—2.9%
Oracle	221,163		6,794,128
Total Common Stocks
(cost $202,677,938)			229,783,230

8

Other Investment—1.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,175,118)	4,175,118 [b]	4,175,118

Total Investments (cost $206,853,056)	100.1%	233,958,348
Liabilities, Less Cash and Receivables	(.1%)	(268,586)
Net Assets	100.0%	233,689,762

ADR—American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Semiconductors	23.9	Internet Retail	5.1
Communications Equipment	15.4	Semiconductor Equipment	4.1
Internet Software & Services	13.5	Systems Software	2.9
Application Software	9.4	Electronic Components	2.8
IT Consulting & Other Services	7.0	Electronic Manufacturing Services	2.2
Data Processing &		Money Market Investment	1.8
Outsourced Services	6.6
Computer Storage & Peripherals	5.4		100.1

† Based on net assets.
See notes to financial statements.

The Fund	9

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2013 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	202,677,938	229,783,230
Affiliated issuers	4,175,118	4,175,118
Cash		85,198
Dividends and securities lending income receivable		36,072
Prepaid expenses		21,814
		234,101,432
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		187,835
Payable for shares of Beneficial Interest redeemed		175,602
Accrued expenses		48,233
		411,670
Net Assets ($)		233,689,762
Composition of Net Assets ($):
Paid-in capital		204,042,174
Accumulated investment (loss)—net		(376,312)
Accumulated net realized gain (loss) on investments		2,918,608
Accumulated net unrealized appreciation
(depreciation) on investments		27,105,292
Net Assets ($)		233,689,762

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	79,250,894	154,438,868
Shares Outstanding	5,459,092	10,957,634
Net Asset Value Per Share ($)	14.52	14.09

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2013 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	784,537
Affiliated issuers	3,112
Income from securities lending—Note 1(b)	47,191
Total Income	834,840
Expenses:
Management fee—Note 3(a)	900,314
Distribution fees—Note 3(b)	199,728
Prospectus and shareholders’ reports	52,931
Professional fees	35,804
Custodian fees—Note 3(b)	9,666
Trustees’ fees and expenses—Note 3(c)	4,586
Loan commitment fees—Note 2	92
Interest expense—Note 2	59
Shareholder servicing costs—Note 3(b)	3
Miscellaneous	7,972
Total Expenses	1,211,155
Less—reduction in fees due to earnings credits—Note 3(b)	(3)
Net Expenses	1,211,152
Investment (Loss)—Net	(376,312)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	19,157,902
Net unrealized appreciation (depreciation) on investments	(7,422,807)
Net Realized and Unrealized Gain (Loss) on Investments	11,735,095
Net Increase in Net Assets Resulting from Operations	11,358,783

See notes to financial statements.

The Fund	11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012
Operations ($):
Investment (loss)—net	(376,312)	(307,014)
Net realized gain (loss) on investments	19,157,902	14,160,108
Net unrealized appreciation
(depreciation) on investments	(7,422,807)	16,843,108
Net Increase (Decrease) in Net Assets
Resulting from Operations	11,358,783	30,696,202
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	4,353,863	9,748,204
Service Shares	6,115,993	37,102,127
Cost of shares redeemed:
Initial Shares	(8,284,902)	(16,867,505)
Service Shares	(19,615,309)	(20,852,628)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(17,430,355)	9,130,198
Total Increase (Decrease) in Net Assets	(6,071,572)	39,826,400
Net Assets ($):
Beginning of Period	239,761,334	199,934,934
End of Period	233,689,762	239,761,334
Accumulated investment (loss)—net	(376,312)	—
Capital Share Transactions (Shares):
Initial Shares
Shares sold	302,371	726,742
Shares redeemed	(577,053)	(1,253,988)
Net Increase (Decrease) in Shares Outstanding	(274,682)	(527,246)
Service Shares
Shares sold	436,519	2,804,136
Shares redeemed	(1,402,491)	(1,599,229)
Net Increase (Decrease) in Shares Outstanding	(965,972)	1,204,907
See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2013					Year Ended December 31,
Initial Shares	(Unaudited)		2012		2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	13.84		11.97		12.98	9.99	6.37	10.83
Investment Operations:
Investment income (loss)—net[a]	(.01)		.00	[b]	(.03)	(.03)	(.01)	.03
Net realized and unrealized
gain (loss) on investments	.69		1.87		(.98)	3.02	3.67	(4.49)
Total from Investment Operations	.68		1.87		(1.01)	2.99	3.66	(4.46)
Distributions:
Dividends from
investment income—net	—		—		—	—	(.04)	—
Net asset value, end of period	14.52		13.84		11.97	12.98	9.99	6.37
Total Return (%)	4.91	[c]	15.62		(7.78)	29.93	57.67	(41.18)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.84	[d]	.83		.83	.81	.86	.85
Ratio of net expenses
to average net assets	.84	[d]	.83		.83	.81	.75	.65
Ratio of net investment income
(loss) to average net assets	(.15)[d]		.03		(.25)	(.33)	(.15)	.39
Portfolio Turnover Rate	34.34	[c]	52.00		79.60	103.90	141.37	118.50
Net Assets, end of period
($ x 1,000)	79,251		79,353		74,929	91,806	73,422	45,890

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2013				Year Ended December 31,
Service Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	13.45		11.66	12.68	9.78	6.24	10.62
Investment Operations:
Investment income (loss)—net[a]	(.03)		(.03)	(.06)	(.06)	(.03)	.01
Net realized and unrealized
gain (loss) on investments	.67		1.82	(.96)	2.96	3.58	(4.39)
Total from Investment Operations	.64		1.79	(1.02)	2.90	3.55	(4.38)
Distributions:
Dividends from
investment income—net	—		—	—	—	(.01)	—
Net asset value, end of period	14.09		13.45	11.66	12.68	9.78	6.24
Total Return (%)	4.83	[b]	15.35	(8.05)	29.65	57.07	(41.24)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.09	[c]	1.08	1.08	1.06	1.11	1.10
Ratio of net expenses
to average net assets	1.09	[c]	1.08	1.08	1.06	1.00	.90
Ratio of net investment income
(loss) to average net assets	(.40)[c]		(.22)	(.50)	(.58)	(.42)	.15
Portfolio Turnover Rate	34.34	[b]	52.00	79.60	103.90	141.37	118.50
Net Assets, end of period
($ x 1,000)	154,439		160,409	125,006	145,238	107,123	54,523

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Investment Portfolios (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company, currently offering four series, including the Technology Growth Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series.The fund’s investment objective is to seek capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

16

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in sim-

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ilar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2013 in valuing the fund's investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	216,638,582	—	—	216,638,582
Equity Securities—
Foreign
Common Stocks†	13,144,648	—	—	13,144,648
Mutual Funds	4,175,118	—	—	4,175,118

† See Statement of Investments for additional detailed categorizations.

At June 30, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least

18

102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended June 30, 2013,The Bank of NewYork Mellon earned $15,730 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2013 were as follows:

Affiliated
Investment	Value				Value		Net
Company	12/31/2012	($)	Purchases ($)	Sales ($)	6/30/2013	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	3,054,491		43,168,090	42,047,463	4,175,118		1.8
Dreyfus
Institutional
Cash
Advantage
Fund	15,302,500		44,483,052	59,785,552	—		—
Total	18,356,991		87,651,142	101,833,015	4,175,118		1.8

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $14,517,369 available for federal income tax purposes to be applied against future net real-

20

ized capital gains, if any, realized subsequent to December 31, 2012. If not applied, the carryover expires in fiscal year 2017.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2013 was approximately $10,500 with a related weighted average annualized interest rate of 1.14%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2013, Service shares were charged $199,728 pursuant to the Distribution Plan.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2013, the fund was charged $257 for transfer agency services and $19 for cash management services. Cash management fees were partially offset by earnings credits of $3. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2013, the fund was charged $9,666 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2013, the fund was charged $11 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended June 30, 2013, the fund was charged $4,630 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $145,029, Distribution Plan fees $31,968, custodian fees $6,100, Chief Compliance Officer fees $4,630 and transfer agency fees $108.

22

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2013, amounted to $80,399,623 and $99,419,788, respectively.

At June 30, 2013, accumulated net unrealized appreciation on investments was $27,105,292, consisting of $33,372,700 gross unrealized appreciation and $6,267,408 gross unrealized depreciation.

At June 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	23

NOTES

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Portfolios

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 13, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 13, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	August 13, 2013

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)